                                                    STAGECOACH FUNDS-Registered
                                                                     Trademark-


                   Semi-Annual Report
                   MONEY MARKET
                          Funds


                              California Tax-Free Money Market Fund
                              Government Money Market Fund
                              Money Market Fund
                              National Tax-Free Money Market Fund
                              Prime Money Market Fund
                              Treasury Plus Money Market Fund


                              September 30, 1998

Money Market Funds                                             TABLE OF CONTENTS
------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS...........................................1

    INVESTMENT ADVISOR COMMENTARY AND
    PERFORMANCE AT A GLANCE

        Government Money Market Fund.................................3

        Money Market Fund............................................3

        Prime Money Market Fund......................................3

        Treasury Plus Money Market Fund..............................3

        California Tax-Free Money Market Fund........................6

        National Tax-Free Money Market Fund..........................6

    PORTFOLIOS OF INVESTMENTS

        California Tax-Free Money Market Fund........................9

        Government Money Market Fund................................22

        Money Market Fund...........................................24

        National Tax-Free Money Market Fund.........................30

        Prime Money Market Fund.....................................35

        Treasury Plus Money Market Fund.............................39

    STAGECOACH FUNDS

        Statement of Assets and Liabilities.........................42

        Statement of Operations.....................................44

        Statements of Changes in Net Assets.........................46

        Financial Highlights........................................50

        Notes to Financial Statements...............................66

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                        Money Market Funds
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for your investment in the Stagecoach Funds.
  We are pleased to present this Semi-Annual Report to you for the period ended September 30, 1998. This report provides information about your investment, including economic and market trends over the period as well as a performance summary, portfolio review, and strategic outlook for each Fund.
  During the six-month period ended September 30, 1998, global economic events finally caught up with U.S. financial markets. Most acutely affected were stocks, as measured by the S&P 500 Index,(1) with a decrease of 6.95%. By contrast, fixed income securities did well, due to a "flight to quality" in which investors sought to invest in U.S. Treasury securities. For example, government bonds performed well during this period, with returns of 12.74% as measured by the Lehman Brothers Long Government Bond Index.(2)
  Throughout the period, the continued uncertainty in Asia's financial markets spread into global economies, such as Russia and Latin America. Thus far, there has been minimal evidence of a slowdown in the U.S. economy. However, over the past six months, pressure built on the Federal Reserve Board (the Fed) to ease monetary policy, as there was the potential for global and financial strains to affect the U.S. market. As a result, the Fed decreased a key short-term interest rate once on September 29, 1998 and again on October 15, 1998. This signaled an important change in policy meant to impact the economy and hopefully stimulate growth.
  According to the Investment Company Institute, during 1997, U.S. households invested 65% of their total net purchases of financial products in mutual funds.(3) Many of these investors have benefited from unprecedented growth in the market with little exposure to significant declines. However, the large swings we have seen recently will test conservative and aggressive

Money Market Funds                                        LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

investors alike. It will become increasingly important to stay focused on the long-term, evaluate the investment risk of your portfolio, and remain true to your investment plan.
  In our ongoing commitment to provide you with quality investment options, we introduced two new Stagecoach Funds during the past six months. We launched the Corporate Bond Fund in April 1998 and the Strategic Income Fund in July 1998.
  We encourage you to review this Semi-Annual Report as we believe you will find it useful and informative. We also recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs. Thank you for your continued investment with the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Senior Vice President
Wells Fargo Bank,
Mutual Fund Group

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President of
Stagecoach Funds

1 The "S&P 500 Index" is a trademark of Standard and Poor's Corporation. The S&P
  500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

2 The Lehman Brothers Long Government Bond Index is an unmanaged index composed of U.S. Treasury bonds with 20-year or longer maturities.

3 Investment Company Institute, Mutual Fund Fact Book, 1998.

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND - CLASS A
MONEY MARKET FUND - CLASS A
PRIME MONEY MARKET FUND - CLASS A
TREASURY PLUS MONEY MARKET FUND - CLASS A

  FOUR STAGECOACH MONEY MARKET FUNDS (EACH, A "FUND", COLLECTIVELY, THE "FUNDS") WILL BE HIGHLIGHTED IN THE FOLLOWING MANAGER DISCUSSION AND ANALYSIS.
  The Stagecoach Government Money Market Fund seeks to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity.
  The Stagecoach Money Market Fund seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term instruments.
  The Stagecoach Prime Money Market Fund seeks to provide investors with maximized current income to the extent consistent with preservation of capital and maintenance of liquidity.
  The Stagecoach Treasury Plus Money Market Fund seeks to provide investors with current income and stability of principal. The name of the Fund changed from Stagecoach Treasury Money Market Mutual Fund on August 1, 1998.
  The Funds are managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has over a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a BA in Finance from California State University, Los Angeles.

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

PERFORMANCE SUMMARY
  For the six-month period ending September 30, 1998 the Stagecoach Money Market Funds' cumulative total returns were as follows:

--------------------------------------------------

GOVERNMENT MONEY MARKET FUND                        2.44%
MONEY MARKET FUND                                   2.48%
PRIME MONEY MARKET FUND                             2.52%
TREASURY PLUS MONEY MARKET FUND                     2.45%

  The seven-day current yields for the Stagecoach Money Market Funds as of September 30, 1998 were the following:

--------------------------------------------------

GOVERNMENT MONEY MARKET FUND                        4.67%
MONEY MARKET FUND                                   4.87%
PRIME MONEY MARKET FUND                             4.84%
TREASURY PLUS MONEY MARKET FUND                     4.49%

  Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  Throughout the period, the U.S. economy was subject to volatile market conditions caused by international economic turmoil in markets such as Asia, Russia and Latin America. One outcome of these conditions was a "flight to quality" in which investors moved into treasury securities, driving interest rates down rapidly. The problems overseas and an anticipation of an interest rate cut by the Federal Reserve Board (the Fed) which eventually occurred on September 29, led us to lengthen the weighted average maturities of our Funds by adding longer dated securities. Weighted average maturity is an indication of a fund's sensitivity to interest rates. By adding later dated securities to our portfolios, we were able to maintain competitive yields in the low interest rate environment.
  The effects of the flight to quality had a particularly strong impact on the U.S. Treasury market, causing treasury yields to decline more than any other type of short-

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

term security. Our strategy was to hold larger positions in repurchase agreements in the Treasury Plus Money Market Fund in order to increase yield and liquidity. We were still able to maintain a high credit quality in the Fund's portfolio since the repurchase agreements are backed by U.S. Treasury securities.

  With a strict focus on high credit quality for all four Funds, we did not add to our foreign positions during the period and do not hold any positions that have had their credit rating downgraded. We will continue to avoid securities that could be adversely affected by problems overseas. By maintaining high credit quality, liquidity and longer maturities, we were able to maintain stability and competitive yields for the period.

STRATEGIC OUTLOOK
  We feel the concern over global markets will continue to work its way into our domestic economy and affect consumer spending. We will continue to maintain longer average maturities in our Funds as we expect the Fed to continue to ease monetary policy. We will monitor interest rates, being particularly mindful that the market might anticipate the Fed to lower rates more than will actually occur.
  The Funds are well positioned given the current international economic conditions and low interest rate environment. As a result, we intend to maintain the Funds at their current positioning with a bias toward a defensive posture and increased liquidity. We believe under these uncertain economic conditions, it is prudent to focus more on credit quality and stability rather than purely on yield. As always, we will continue to focus on capital preservation and liquidity.

The Funds are neither insured nor guaranteed by the U.S. Government. Figures quoted represent past performance, which is no guarantee of future results.

The Funds' manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Funds' returns would have been lower.

Money market funds seek to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Funds will meet this objective.

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A
NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A
  TWO STAGECOACH TAX-FREE MONEY MARKET FUNDS (EACH, A "FUND", COLLECTIVELY, THE "FUNDS") WILL BE HIGHLIGHTED IN THE FOLLOWING MANAGER DISCUSSION AND ANALYSIS.
  The Stagecoach California Tax-Free Money Market Fund seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, short-term, U.S. dollar-denominated money market instruments, primarily municipal obligations.
  The Stagecoach National Tax-Free Money Market Fund seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.
  The Funds are managed by Kevin Shaughnessy of Wells Capital Management Incorporated. Mr. Shaughnessy joined Wells Fargo Bank in 1996 from Lehman Brothers. He holds a BS in Business Administration and an MBA in Finance from California State University, Hayward. Mr. Shaughnessy has over 10 years of experience in the investment industry and is a Chartered Financial Analyst candidate.

PERFORMANCE SUMMARY
  The cumulative total returns for the six-month period ended September 30, 1998 for the Stagecoach tax-free money market funds were as follows:

--------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND               1.35%
NATIONAL TAX-FREE MONEY MARKET FUND                 1.39%

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

  The seven-day current yields for the Stagecoach tax-free money market funds as of September 30, 1998 were as follows:

--------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND               2.86%
NATIONAL TAX-FREE MONEY MARKET FUND                 3.09%

  These tax-free yields are generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum combined federal and California income tax bracket of 45.22% would need to earn 5.22% from a taxable investment to match a 2.86% tax-free yield. In order to match a 3.09% tax-free yield, an investor in the maximum 39.60% federal income tax bracket would need to earn 5.12% on a taxable investment. Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  As a result of the low interest rate environment and in anticipation of an interest rate decrease by the Federal Reserve Board, which occurred on September 29, 1998, we lengthened each Fund's weighted average maturity during the six-month reporting period. Weighted average maturity is an indication of a fund's sensitivity to interest rates. Our strategy to increase maturity was made in an attempt to capture higher yields offered by securities such as one-year tax-exempt notes and commercial paper. In addition, we decreased our exposure to variable-rate securities during the period.
  Based on international economic problems, particularly in the Asian markets, the importance of each Fund's credit quality component increased. As a result, we sold the Funds' Japanese exposures at the beginning of the year and continue to avoid such securities. While they may offer higher yields than other securities, we feel it is more important to remain proactive and protective of credit quality.

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

STRATEGIC OUTLOOK
  We feel the concern over global markets will eventually work its way into our domestic economy and consumer spending. Since yields have already declined in the money fund market, we will continue to maintain longer maturities in our Funds and will increase our fixed-rate exposure if we feel security prices are attractive.
  In California, there are stronger ties to the Pacific Rim than in other states, so we believe the slowdown in Asia could have a greater impact on the California economy. We do not, however, expect a credit deterioration in California and believe the California Tax-Free Money Market Fund is diversified appropriately among issuers and liquidity providers.
  Overall, we feel both Funds are positioned well given the international economic turmoil and low interest rate environment. As a result, we intend to maintain the Funds at their current positioning with a bias toward longer maturity and fixed-rate securities. As always, we will continue to focus on safety of principal, credit quality and liquidity as we strive to deliver a high level of tax-free income.

The Funds are neither insured nor guaranteed by the U.S. Government. Figures quoted represent past performance, which is no guarantee of future results.

A portion of the Funds' distributions may be subject to federal, state, and/or local taxes or the alternative minimum tax (AMT).

The Funds' manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Funds' returns would have been lower.

Money market funds seek to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Funds will meet this objective.

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)             California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES - 97.89%

$ 9,200,000  ABAG Financing Authority Nonprofit Corporation
               COP                                                3.10 %        08/01/23   $    9,200,000
  4,520,000  Alameda-Contra Costa County Financing Authority
               COP                                                3.55          07/01/16        4,520,000
  1,400,000  Alameda-Contra Costa County School Financing
               Authority Series C                                 3.55          07/01/25        1,400,000
  1,700,000  Alhambra CA IDA                                      3.20          05/01/07        1,700,000
  3,100,000  Anaheim CA CP                                        3.50          12/10/98        3,100,000
  2,705,000  Anaheim CA COP AMBAC Insured                         3.00          08/01/08        2,705,000
  4,900,000  Anaheim CA Public Improvement COP AMBAC Insured      3.00          08/01/19        4,900,000
  4,500,000  Barstow CA MFHR                                      3.25          12/01/20        4,500,000
 20,000,000  California Community College Financing
               Authority                                          3.60          09/30/99       20,000,000
  9,225,000  California Educational Facilities Authority
               Revenue Stanford University Series M               5.00          12/01/98        9,248,916
  4,390,000  California Educational Facilities Authority
               Revenue Series L3                                  3.00          10/01/15        4,390,000
  2,100,000  California HFFA Revenue Insured Hospital
               Adventist Series A                                 4.00          09/01/28        2,100,000
    400,000  California HFFA Revenue Insured Hospital
               Adventist Series B                                 4.00          09/01/28          400,000
  3,900,000  California HFFA Revenue Insured Catholic West
               Series B                                           3.00          07/01/05        3,900,000
  3,300,000  California HFFA Revenue Catholic West Series D       3.00          07/01/18        3,300,000
  6,185,000  California HFFA Revenue Catholic Healthcare
               Series B                                           3.00          07/01/06        6,185,000
    700,000  California HFFA Revenue Sutter Series D              3.55          07/01/22          700,000
 10,000,000  California HFFA Revenue Scripps Healthcare
               Series A                                           3.10          10/01/22       10,000,000
  8,000,000  California HFFA Catholic West Series C               3.00          07/01/11        8,000,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Fund             SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$10,200,000  California HFFA Revenue Catholic Healthcare
               Series A                                           3.00 %        07/01/09   $   10,200,000
 20,000,000  California HFFA Revenue Catholic Healthcare
               Series B                                           3.00          07/01/16       20,000,000
  7,000,000  California HFFA Revenue Catholic Healthcare
               Series C                                           3.00          07/01/12        7,000,000
 13,200,000  California HFFA Revenue Catholic Healthcare
               Series D                                           3.00          07/01/21       13,200,000
  1,100,000  California HFFA Revenue Santa Barbara Cottage
               Series C                                           3.70          09/01/15        1,100,000
 10,450,000  California HFFA Revenue Catholic Healthcare
               Series B                                           3.00          07/01/20       10,450,000
  5,100,000  California HFFA Revenue Children's Hospital          3.60          11/01/21        5,100,000
  2,600,000  California HFFA Revenue Adventist Health System
               Series B                                           3.70          08/01/21        2,600,000
  1,500,000  California HFFA Revenue St. Joseph Health
               System Series B                                    3.55          07/01/09        1,500,000
    200,000  California HFFA Revenue Sutter Series B              3.55          03/01/20          200,000
  8,270,000  California HFFA Revenue Scripps Memorial
               Hospital Series B                                  3.33          12/01/15        8,270,000
  2,000,000  California HFA Multi Unit Rent                       3.75          08/01/10        2,000,000
  2,100,000  California HFA Revenue Multi-Family FNMA
               Collateralized                                     3.00          07/15/13        2,100,000
  4,575,000  California HFA Revenue COP                           4.10          08/01/26        4,575,000
  7,300,000  California PCFA Revenue Solid Waste Disposal         3.70          10/01/31        7,300,000
  8,750,000  California PCR CP                                    3.10          01/05/99        8,750,000
  2,500,000  California PCR                                       3.20          10/05/98        2,500,000
  1,000,000  California PCR                                       2.80          10/08/98        1,000,000
 16,000,000  California PCR                                       3.30          10/06/98       16,000,000
    600,000  California PCR Southern California Edison
               Series C                                           4.15          02/28/08          600,000
    500,000  California PCR Shell Oil Project Series A            3.75          10/01/09          500,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)             California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$   900,000  California PCR Pacific Gas & Electric                3.75 %        02/01/16   $      900,000
    400,000  California PCR                                       3.25          10/01/98          400,000
  8,000,000  California PCR                                       3.10          10/01/98        8,000,000
100,000,000  California School Cash Reserve Pool Series A         4.50          07/02/99      100,549,501
  2,700,000  California School Financing Corporation Project
               Series B                                           3.10          07/01/24        2,700,000
 70,000,000  California State GO                                  4.00          06/30/99       70,432,600
  2,325,000  California State Economic Development Financing
               Authority Revenue Independent System Project
               A                                                  4.00          04/01/08        2,325,000
  9,000,000  California State Economic Development Financing
               Authority Revenue System Project A                 3.40          10/02/98        9,000,000
     45,000  California State Custodial CR 152                    3.92          11/01/24           45,000
    265,000  California State Custodial CR 153                    3.92          11/01/24          265,000
 10,120,000  California State Custodial CR 153D                   3.92          11/01/24       10,120,000
 50,800,000  California State GO CP                               3.25          11/04/98       50,800,000
  7,300,000  California State GO CP                               2.95          12/08/98        7,300,000
 20,500,000  California State GO CP                               3.30          11/02/98       20,500,000
 20,000,000  California State GO                                  3.20          11/03/98       20,000,000
 65,000,000  California State GO                                  3.05          10/05/98       65,000,000
  4,500,000  California State Public Works Revenue                3.71          09/01/17        4,500,000
  4,955,000  California State Custodial CR 152D                   3.92          11/01/24        4,955,000
  2,900,000  California Statewide CDA Revenue COP                 3.80          12/01/09        2,900,000
  1,000,000  California Statewide CDA Revenue St. Joseph
               Health System                                      3.10          07/01/08        1,000,000
    100,000  California Statewide CDA Revenue St. Joseph
               Health System Group                                3.55          07/01/24          100,000
 52,900,000  California Statewide CDA Revenue                     3.80          09/30/99       52,900,000
  5,000,000  Chula Vista CA IDA Revenue CP                        3.15          01/13/99        5,000,000
  6,000,000  Chula Vista CA IDA Revenue CP                        3.15          01/05/99        6,000,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Fund             SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$10,700,000  Chula Vista CA IDA Revenue San Diego Gas &
               Electric Company Series B                          3.20 %        12/01/27   $   10,700,000
    900,000  Chula Vista CA IDA Revenue San Diego Gas &
               Electric Company Series A                          4.00          07/01/21          900,000
  1,300,000  Chula Vista CA IDA Revenue                           4.20          12/01/21        1,300,000
  2,900,000  Montebello CA IDA Sunclipse Project                  3.20          04/01/15        2,900,000
  8,700,000  Moorpark CA MFHR Le Club Apartments Project
               Series A                                           3.65          11/01/15        8,700,000
  5,100,000  Colton CA RDA COP Las Palomas Association
               Project                                            3.70          11/01/15        5,100,000
    500,000  Colton CA RDA Issue A                                3.50          05/01/10          500,000
  3,000,000  Contra Costa County CA Water District CP             3.25          01/05/99        3,000,000
    745,000  Contra Costa County CA MFHR El Cerrito Royale
               Project Series A                                   3.90          12/01/17          745,000
  2,000,000  Duarte CA RDA Revenue Johnson Duarte Series B        3.35          12/01/14        2,000,000
  2,200,000  Dublin CA Housing Revenue Series A                   3.45          06/01/28        2,200,000
 26,100,000  Eagle Tax-Exempt Trust Series 94C0503                3.92          09/01/03       26,100,000
  4,700,000  Eagle Tax-Exempt Trust Series 96C0503                3.92          09/01/03        4,700,000
  2,700,000  Eastern Municipal Water District Revenue Series
               B                                                  3.60          07/01/20        2,700,000
    150,000  Fairfield CA IDA Revenue Herman Rowland              3.50          04/01/05          150,000
  2,500,000  Foothill Eastern CA Transportation Corridor
               Agency Revenue Series E                            3.05          01/02/35        2,500,000
  1,000,000  Foothill Eastern CA Transportation Corridor
               Agency Revenue Series B                            3.60          01/02/35        1,000,000
  2,000,000  Fremont CA Family Resource Center COP                3.55          08/01/28        2,000,000
  6,800,000  Fullerton CA IDA Revenue Sunclipse Incorporated
               Project Series A                                   3.20          07/01/15        6,800,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)             California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 7,050,000  Hayward CA HFA Revenue Multi-Family Barrington
               Hills Series A                                     3.20 %        06/15/25   $    7,050,000
  4,000,000  Hayward CA MFHR Shorewood                            3.60          08/01/14        4,000,000
  3,570,000  Huntington Beach CA Housing Revenue Seabridge
               Villas Series A                                    4.00          02/01/10        3,570,000
    500,000  Irvine CA GO                                         3.80          10/01/05          500,000
  1,000,000  Irvine CA Water District Revenue                     3.80          10/01/10        1,000,000
  2,300,000  Irvine CA Improvement Bond District No. 94-13        3.80          09/02/22        2,300,000
    828,000  Irvine CA Improvement Bond                           3.80          09/02/15          828,000
  8,600,000  Irvine CA Public Facilities Revenue                  3.50          11/01/10        8,600,000
  1,500,000  Irvine CA Revenue East Investment Company            3.70          12/01/05        1,500,000
  2,900,000  Irvine CA Water District Revenue                     3.80          08/01/16        2,900,000
  8,100,000  Irvine CA Water District Revenue                     3.80          01/01/21        8,100,000
  7,500,000  Kern County CA TRAN                                  4.75          10/01/98        7,500,000
  1,800,000  Kern County CA COP                                   3.00          08/01/06        1,800,000
    100,000  Lancaster CA Westwood Park Apartments                3.70          12/01/07          100,000
  3,800,000  Livermore CA MFHR                                    3.00          07/15/18        3,800,000
 12,900,000  Long Beach CA CP                                     3.15          01/13/99       12,900,000
  3,000,000  Long Beach CA CP                                     3.20          02/04/99        3,000,000
  3,000,000  Long Beach CA Harbor Revenue                         3.55          01/07/99        3,000,000
 16,000,000  Los Angeles CA DW & P                                3.55          10/07/98       16,000,000
 15,000,000  Los Angeles CA DW & P                                3.10          10/01/98       15,000,000
 15,200,000  Los Angeles CA DW & P                                3.25          01/05/99       15,200,000
 10,000,000  Los Angeles CA USD                                   3.70          07/01/21       10,000,000
 13,000,000  Los Angeles CA Wastewater System Revenue             3.40          11/10/98       13,000,000
 22,875,000  Los Angeles CA CP Wastewater System Revenue          3.25          01/05/99       22,875,000
 24,000,000  Los Angeles CA MFHR Promenade Towers                 3.50          04/01/09       24,000,000
  4,000,000  Los Angeles CA DW & P                                3.10          01/07/99        4,000,000
  1,800,000  Los Angeles CA MFHR                                  3.65          07/01/15        1,800,000
  2,515,000  Los Angeles CA MFHR Series C                         4.25          12/01/10        2,515,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Fund             SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 2,000,000  Los Angeles CA Pension Obligation Series A           3.00 %        06/30/07   $    2,000,000
 23,900,000  Los Angeles CA Pension Obligation Series C           3.00          06/30/07       23,900,000
 10,200,000  Los Angeles CA USD COP                               3.10          12/01/17       10,200,000
100,000,000  Los Angeles County CA TRAN Series A                  4.50          06/30/99      100,595,560
 13,500,000  Los Angeles County CA Pension Obligation             3.00          06/30/07       13,500,000
  1,600,000  Los Angeles County CA CP                             3.35          10/02/98        1,600,000
 12,500,000  Los Angeles County CA CP                             3.35          10/01/98       12,500,000
  6,900,000  Los Angeles County CA Housing Revenue Sand
               Canyon Ranch Project Series F                      3.30          11/01/06        6,900,000
 21,000,000  Los Angeles County CA Metropolitan
               Transportation                                     3.30          10/02/98       21,000,000
  7,300,000  Los Angeles County CA Metropolitan
               Transportation Series A                            3.60          07/01/20        7,300,000
    500,000  Los Angeles County CA MFHR Issue A                   3.50          07/01/14          500,000
 22,000,000  Los Angeles County CA Transportation Revenue         3.00          07/01/12       22,000,000
    600,000  Metropolitan Water District Southern California      3.55          10/07/98          600,000
  2,000,000  Metropolitan Water District Southern California      3.40          01/13/99        2,000,000
  7,000,000  Metropolitan Water District Southern California      3.25          01/05/99        7,000,000
 21,600,000  Metropolitan Water District Southern California      3.55          10/07/98       21,600,000
  4,000,000  Metropolitan Water District Southern California      3.20          10/02/98        4,000,000
 11,000,000  Metropolitan Water District Southern California      3.30          10/06/98       11,000,000
  3,000,000  Metropolitan Water District Southern California      3.25          01/05/99        3,000,000
 33,775,000  Metropolitan Water District Southern California
               Series A                                           3.60          06/01/23       33,775,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)             California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 5,300,000  Modesto CA MFHR Westdale Commons Series A            3.70 %        12/01/15   $    5,300,000
  8,800,000  Ontario CA MFHR Series A                             3.70          08/01/07        8,800,000
    900,000  Orange County CA Apartment Development Revenue
               Miguel Summit 1 Series A                           3.30          11/01/09          900,000
  6,700,000  Orange County CA Apartment Development Revenue
               Harbor Pointe Issue D                              3.70          06/15/28        6,700,000
 10,000,000  Orange County CA CP Municipal Water District         3.20          10/05/98       10,000,000
 11,000,000  Orange County CA Apartment Development Revenue
               Seaside Meadow Series C                            3.35          08/01/08       11,000,000
  2,700,000  Orange County CA Apartment Development Revenue
               Miguel Summit 2 Series B                           3.50          11/01/09        2,700,000
  3,200,000  Orange County CA Apartment Development Revenue
               Monarch Bay Apartments Project                     3.70          10/01/07        3,200,000
  9,500,000  Orange County CA Apartment Development Revenue
               Bear Brands Apartments Project Series Z            3.35          11/01/07        9,500,000
  7,249,000  Orange County CA Apartment Development Revenue
               Harbor Point Issue D                               3.50          12/01/06        7,249,000
 22,800,000  Orange County CA Apartment Development Revenue
               Ref 1991 - A                                       2.70          12/01/06       22,800,000
  3,100,000  Orange County CA Sanitation District COP             3.80          08/01/15        3,100,000
 60,700,000  Orange County CA Sanitation District COP             3.60          08/01/13       60,700,000
  3,300,000  Orange County CA Sanitation District COP             3.80          08/01/16        3,300,000
  2,335,000  Redlands CA Water Treatment Facilities Project
               COP                                                3.10          09/01/15        2,335,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Fund             SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,200,000  Redlands CA MFHR COP                                 3.65 %        02/01/16   $    3,200,000
 30,000,000  Riverside County CA GO                               4.50          09/30/99       30,345,615
  1,543,000  Riverside County CA Public Facility Revenue
               Series B COP                                       3.00          12/01/15        1,543,000
  5,600,000  Riverside County CA Public Facility Revenue
               Series C COP                                       3.00          12/01/15        5,600,000
  1,900,000  Riverside County CA Public Facility Revenue
               Series D COP                                       3.90          12/01/15        1,900,000
  3,940,000  Riverside County CA HFA Revenue COP                  3.00          07/15/18        3,940,000
 10,000,000  Riverside County CA COP                              3.00          10/05/98       10,000,000
  1,130,000  Riverside County CA COP                              3.15          12/07/98        1,130,000
 20,000,000  Riverside County CA COP Series A                     3.80          09/30/99       20,000,000
 23,432,000  Sacramento CA MUD                                    3.00          10/01/98       23,432,000
  6,600,000  Sacramento County CA COP                             3.50          06/01/20        6,600,000
    400,000  San Bernardino County CA Western Properties
               Project 11                                         3.70          05/01/05          400,000
  1,900,000  San Bernardino County CA Woodview Apartments
               Project I                                          4.25          04/01/07        1,900,000
    700,000  San Bernardino County CA MFHR Western
               Properties Project III                             3.70          08/01/05          700,000
    100,000  San Bernardino County CA MFHR Western
               Properties Project IV                              3.70          08/01/05          100,000
  5,000,000  San Bernardino County CA MFHR Alta Loma
               Heritage Series A                                  3.50          02/01/23        5,000,000
  2,185,000  San Bernardino County CA MFHR Gold West Phase
               Series B                                           3.50          05/01/17        2,185,000
  4,925,000  San Bernardino County CA MFHR                        3.50          05/01/17        4,925,000
  9,400,000  San Diego CA CP Water Authority Revenue              3.40          01/07/99        9,400,000
  1,000,000  San Diego CA CP TRANS                                3.20          10/02/98        1,000,000
 30,000,000  San Diego CA COP Area Local Gov't Series A25         3.80          09/30/99       30,000,000
  4,300,000  San Diego CA MFHR                                    3.65          12/01/08        4,300,000
  2,920,000  San Diego CA MFHR La Cima Apartments                 3.65          12/01/08        2,920,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)             California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 5,200,000  San Diego CA MFHR Mira Mesa Apartments Series E      4.25 %        04/01/07   $    5,200,000
  3,500,000  San Diego CA MFHR University Town Center
               Apartments                                         3.40          10/01/15        3,500,000
  2,635,000  San Diego CA MFHR Flores                             4.00          06/01/05        2,635,000
  4,200,000  San Diego CA Transportation Revenue                  3.40          01/07/99        4,200,000
  7,000,000  San Diego CA USD                                     3.25          10/02/98        7,000,000
 19,705,000  San Francisco CA CP City & County Airport            3.10          01/05/99       19,705,000
 10,000,000  San Francisco Airport CA                             3.80          01/01/27       10,000,000
  8,000,000  San Francisco Airport CA                             4.40          05/01/29        8,000,000
 13,550,000  San Francisco CA Housing Revenue Winterland
               Project                                            3.30          06/01/06       13,550,000
 15,255,000  San Francisco CA City & County RDA Rincon
               Center Project B                                   3.30          12/01/06       15,255,000
 14,500,000  San Francisco CA City & County RDA Fillmore
               Center A-1                                         3.25          12/01/17       14,500,000
  3,000,000  San Francisco CA City & County RDA Fillmore
               Center A-2                                         3.30          12/01/17        3,000,000
  5,750,000  San Francisco CA City & County RDA Fillmore
               Center B-2                                         3.30          12/01/17        5,750,000
  8,010,000  San Francisco CA City & County RDA Yerba Buena
               Garden                                             3.10          09/01/06        8,010,000
 18,700,000  San Francisco CA City & County RDA Fillmore
               Center B-1                                         3.25          12/01/17       18,700,000
  3,150,000  San Jacinto CA USD                                   3.70          09/01/14        3,150,000
  9,000,000  San Joaquin County CA CP Transportation
               Authority Sales Tax Revenue                        3.15          12/03/98        9,000,000
  1,300,000  San Jose CA MFHR Kimberly Woods Apartment
               Project                                            3.70          11/01/08        1,300,000
  6,000,000  San Jose CA Merged Area Redevelopment Project
               Series A                                           3.05          07/01/26        6,000,000
  6,800,000  San Jose CA Merged Area Redevelopment Project
               Series B                                           3.40          07/01/26        6,800,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Fund             SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 7,300,000  San Jose/Santa Clara Clean Water Financing
               Authority                                          3.00 %        11/15/20   $    7,300,000
  2,200,000  San Leandro CA MFHR                                  3.70          10/01/07        2,200,000
  6,600,000  Santa Barbara County CA TRAN Series A                4.50          10/01/98        6,600,000
  4,900,000  Santa Clara CA Electric Revenue Series A             3.05          07/01/10        4,900,000
  1,500,000  Santa Clara CA Electric Revenue Series B             3.05          07/01/10        1,500,000
  4,700,000  Santa Clara CA Electric Revenue Series C             3.05          07/01/10        4,700,000
 20,000,000  Santa Clara County CA Financing Authority
               Revenue Series 41                                  3.75          11/15/22       20,000,000
  7,500,000  Santa Clara County CA El Camino Hospital
               District Medical Center Project Series A           3.40          08/01/15        7,500,000
  9,600,000  Santa Clara County CA El Camino Hospital
               District Medical Center Project Series B           3.40          08/01/15        9,600,000
  1,000,000  Santa Clara County CA MFHR Foxchase Apartment        3.60          11/01/07        1,000,000
  4,475,000  Simi Valley CA MFHR Series A                         3.50          07/01/23        4,475,000
  2,500,000  Simi Valley CA Public Financing Lease Revenue        3.05          09/01/15        2,500,000
 17,200,000  Southern California Public Power Authority
               Revenue Palo Verde Project Series B                3.00          07/01/09       17,200,000
 26,620,000  Southern California Public Power Authority
               Revenue Palo Verde Project Series C                3.00          07/01/17       26,620,000
  4,900,000  Southern California Public Power Authority
               Revenue Transmission Project                       3.00          07/01/19        4,900,000
  6,300,000  Tracy CA MFHR Sycamore Village Apartments
               Series A                                           3.25          05/01/15        6,300,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)             California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,000,000  Turlock CA Irrigation District COP Series A          3.05 %        01/01/26   $    1,000,000
  4,615,000  Turlock CA Irrigation District COP                   3.05          01/01/14        4,615,000
    300,000  Tustin CA Bond Act 1915                              3.80          09/02/13          300,000
 18,000,000  University of California GO CP                       3.15          12/17/98       18,000,000
 25,000,000  University of California GO CP                       3.55          10/06/98       25,000,000
  2,500,000  University of California GO CP                       3.20          10/02/98        2,500,000
  6,600,000  University of California GO CP                       3.35          01/13/99        6,600,000
 13,800,000  University of California GO CP                       3.25          01/04/99       13,800,000
 20,000,000  University of California GO CP                       3.25          01/04/99       20,000,000
  6,100,000  Vacaville CA MFHR Western Properties Sycamore        3.70          04/01/05        6,100,000
  8,300,000  Walnut Creek CA MFHR Creekside Apartments            3.70          04/01/07        8,300,000
  7,000,000  Water Utility Improvements Lease Revenue             3.15          05/01/28        7,000,000
 20,100,000  West Basin CA Water District Revenue                 2.95          08/01/27       20,100,000
  1,500,000  West Covina CA RDA Revenue Public Parking
               Project                                            3.50          08/01/18        1,500,000
 12,000,000  West Covina CA RDA Revenue                           3.25          09/01/05       12,000,000
                                                                                           --------------
             TOTAL MUNICIPAL SECURITIES                                                    $2,024,159,193
             (cost $2,024,159,193)

             VARIABLE AND FLOATING RATE BONDS "AMT" - 4.49%

$ 3,000,000  Anaheim CA HFA Revenue Sage Project Series A         3.90 %        12/01/16   $    3,000,000
 10,000,000  Anaheim CA HFA Revenue Park Vista Series A           3.90          12/15/23       10,000,000
  4,200,000  Big Bear Lake CA IDA Revenue Southwest Gas
               Corporation Project Series A                       3.10          12/01/28        4,200,000
 16,300,000  California PCR Pacific Gas & Electric Company
               Series A                                           3.15          12/01/16       16,300,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Fund             SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             VARIABLE AND FLOATING RATE BONDS "AMT" (CONTINUED)
$ 3,800,000  California PCR Pacific Gas & Electric Company
               Series B                                           3.20 %        12/01/16   $    3,800,000
  1,000,000  California PCR Pacific Gas & Electric Company
               Series B                                           3.75          11/01/26        1,000,000
  1,900,000  California PCR Refunded Pacific Gas & Electric
               Company Series D                                   3.25          01/01/10        1,900,000
    200,000  California PCR Stanislaus Project                    3.65          12/01/17          200,000
    800,000  California PCR Honeylake Power                       4.20          09/01/18          800,000
  3,000,000  California PCR Colma Energy Solid Waste
               Disposal Colmac Energy Project Series A            3.10          12/01/16        3,000,000
  6,000,000  California PCR Sanger Project Series A "AMT"         3.10          09/01/20        6,000,000
  4,200,000  California PCR Colma Energy Solid Waste
               Disposal Colmac Energy Project Series B            3.10          12/01/16        4,200,000
  7,800,000  California PCR Shell Oil Waste Disposal Revenue
               Series A                                           3.70          10/01/24        7,800,000
  1,800,000  California Statewide CDA Revenue Chevron             3.75          12/15/24        1,800,000
  1,600,000  California Statewide CDA                             4.25          08/01/11        1,600,000
  1,100,000  Concord CA MFHR Bel-Air Apartments Issue A           3.90          12/01/16        1,100,000
  4,400,000  Escondido CA Community Development                   3.90          10/01/16        4,400,000
  1,300,000  Fowler CA IDA Revenue Sweet Citrus Incorporated      4.05          12/01/05        1,300,000
  1,100,000  Los Angeles CA MFHR Loans to Lenders Series B        4.10          12/01/26        1,100,000
 14,800,000  Los Angeles County CA Housing Revenue Sierra
               Project                                            3.35          12/01/08       14,800,000
  2,000,000  Rancho Mirage CA RDA COP                             3.90          10/01/16        2,000,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)             California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             VARIABLE AND FLOATING RATE BONDS "AMT" (CONTINUED)
$ 1,160,000  San Bernardino County CA IDA Transamerican
               Plastic Series V                                   3.45 %        12/01/06   $    1,160,000
  1,500,000  San Jose CA MFHR Almaden Lake Village
               Apartments Series A                                3.35          03/01/32        1,500,000
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $   92,960,000
             (Cost $92,960,000)

             PUERTO RICO MUNICIPAL SECURITIES - 0.75%

$15,500,000  Puerto Rico Highway Revenue                          3.10 %        07/01/28   $   15,500,000
             (Cost $15,500,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,132,619,193)*                                  103.13%               $2,132,619,193
                (Note 1)
              Other Assets and Liabilities, Net                        (3.13)                  (64,823,185)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,067,796,008
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

The accompanying notes are an integral part of these financial statements.

                                                      PORTFOLIO OF INVESTMENTS -
Government Money Market Fund                      SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             FEDERAL AGENCIES - 45.39%
$ 2,000,000  Federal Home Loan Bank                               5.83 %         12/17/98  $   2,000,265
  1,370,000  Federal Home Loan Bank                               5.63           04/09/99      1,369,261
  3,000,000  Federal Home Loan Bank                               5.57           03/09/99      2,999,973
  2,000,000  Federal Home Loan Bank                               5.57           04/07/99      1,999,075
  5,000,000  Federal Home Loan Bank                               4.99           08/19/99      4,992,935
  3,000,000  Federal Home Loan Bank                               5.66           11/09/98      2,999,781
  2,000,000  Federal National Mortgage Association                5.76           11/04/98      2,000,071
  1,300,000  Federal National Mortgage Association                5.48           11/02/98      1,298,858
  5,000,000  Student Loan Mortgage Association                    5.03           11/05/98      4,999,952
  5,000,000  Student Loan Mortgage Association                    5.03           11/12/98      5,000,000
                                                                                           --------------
             TOTAL FEDERAL AGENCIES                                                        $  29,660,171
             (Cost $29,660,171)

             VARIABLE AND FLOATING RATE BONDS - 40.35%
$ 3,000,000  Federal Farm Credit Bank                             5.50 %         11/02/98  $   3,000,341
  3,000,000  Federal Farm Credit Bank                             5.24           02/25/99      2,999,408
  5,000,000  Federal Home Loan Mortgage Corporation               5.31           12/02/98      4,953,931
  1,300,000  Federal National Mortgage Association                5.32           05/19/99      1,257,060
  4,000,000  Federal National Mortgage Association                5.23           02/25/99      3,915,883
  6,000,000  Federal National Mortgage Association                5.01           10/20/98      4,999,887
  4,000,000  Federal National Mortgage Association                5.01           08/19/99      3,997,406
  1,300,000  Federal National Mortgage Association                5.45           08/04/99      1,242,131
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  26,366,047
             (cost $26,366,047)

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                      Government Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 13.99%
$   760,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.45 %         10/01/98  $     760,000
    926,000  HSBC Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.35           10/01/98        926,000
  7,452,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.30           10/01/98      7,452,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $   9,138,000
             (Cost $9,138,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $65,164,217)*                                      99.73%               $  65,164,217
                (Note 1)
              Other Assets and Liabilities, Net                         0.27                      174,838
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  65,339,055
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                      PORTFOLIO OF INVESTMENTS -
Money Market Fund                                 SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER - 45.86%
$79,200,000  Abbey National Corporation - North America           4.39 %#       10/05/98   $   79,152,393
100,000,000  Asset Securitization Corporation++                   5.44 #        11/06/98       99,449,000
 20,000,000  Associates Corporation of North America              5.43 #        11/03/98       19,898,800
 50,000,000  CC USA Incorporated++                                4.89 #        10/08/98       49,946,431
 43,500,000  CC USA Incorporated++                                5.50 #        01/06/99       42,857,698
 39,500,000  CC Incorporated++                                    5.50 #        01/08/99       38,904,735
 25,000,000  Ciesco LP++                                          5.34 #        10/22/98       24,919,500
 49,500,000  Commercial Credit                                    4.96 #        10/09/98       49,439,500
 50,000,000  Commercial Credit                                    5.45 #        11/13/98       49,671,528
 50,000,000  Commercial Credit                                    5.40 #        11/06/98       49,726,500
 50,000,000  Corporate Asset Funding Corporation++                5.41 #        10/30/98       49,777,667
 75,000,000  Corporate Asset Funding Corporation++                4.81 #        10/07/98       74,930,813
 55,000,000  Corporate Asset Funding Corporation++                5.48 #        11/23/98       54,553,844
 75,000,000  Corporate Asset Funding Corporation++                5.44 #        11/06/98       74,586,750
 35,000,000  Corporate Receivables Corporation++                  5.17 #        10/13/98       34,935,600
 32,000,000  Corporate Receivables Corporation++                  4.48 #        10/05/98       31,980,373
 40,000,000  Corporate Receivables Corporation++                  4.97 #        10/09/98       39,950,933
 50,000,000  Corporate Receivables Corporation++                  5.48 #        11/20/98       49,617,362
 95,000,000  Dresdner U.S. Finance Incorporated                   4.79 #        10/07/98       94,912,758
 35,000,000  Falcon Assets Securitization Corporation++           4.91 #        10/08/98       34,962,297
 95,000,000  Ford Motor Credit Corporation                        5.33 #        10/23/98       94,680,694
110,000,000  Ford Motor Credit Corporation                        4.65 #        10/06/98      109,915,972
170,000,000  Ford Motor Credit Corporation                        5.50 #        02/02/99      166,797,011
 50,000,000  General Electric Capital Corporation                 5.50 #        01/05/99       49,269,334
125,000,000  General Electric Capital Corporation                 5.49 #        01/07/99      123,138,681
 55,000,000  General Electric Capital Corporation                 5.51 #        02/11/99       53,886,494
 75,000,000  General Electric Capital Corporation                 2.75 #        10/02/98       74,988,708
 50,000,000  General Electric Capital Corporation                 5.46 #        11/18/98       49,633,333
 50,000,000  General Electric Capital Corporation                 5.50 #        01/05/99       49,269,333

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                                 Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$100,000,000 Goldman Sachs & Company                              4.66 %#       10/06/98   $   99,923,472
195,000,000  Goldman Sachs & Company                              5.43 #        11/13/98      193,724,632
125,000,000  Goldman Sachs & Company                              5.47 #        11/24/98      123,970,625
 50,000,000  Greenwich Asset Funding Incorporated++               4.47 #        10/05/98       49,969,389
 80,000,000  Greenwich Asset Funding Incorporated++               5.43 #        12/07/98       79,190,044
100,000,000  IBM Credit Corporation                               5.31 #        10/20/98       99,709,194
 45,000,000  Merrill Lynch & Company Incorporated                 5.20 #        10/14/98       44,910,300
 34,500,000  Merrill Lynch & Company Incorporated                 5.21 #        10/15/98       34,426,074
 50,000,000  Merrill Lynch & Company Incorporated                 5.46 #        11/16/98       49,648,611
 50,000,000  Merrill Lynch & Company Incorporated                 5.46 #        11/17/98       49,640,972
 97,520,000  Monte Rosa Capital Corporation++                     5.24 #        10/15/98       97,310,112
 75,000,000  Monte Rosa Capital Corporation++                     5.48 #        11/16/98       74,471,000
 44,324,000  Monte Rosa Capital Corporation++                     5.44 #        11/20/98       43,987,261
 50,000,000  Morgan Stanley                                       5.35 #        10/23/98       49,831,333
125,000,000  Morgan Stanley                                       5.35 #        01/22/99      122,912,639
 46,700,000  Motorola                                             5.43 #        11/20/98       46,345,858
 11,990,000  National Rural                                       4.87 #        10/08/98       11,977,201
 40,000,000  NationsBank Corporation                              5.51 #        01/06/99       39,408,300
 50,000,000  Receivables Capital Corporation                      5.35 #        10/23/98       49,831,333
 45,600,000  Rio Tinto America Incorporated                       5.25 #        10/16/98       45,495,120
 22,000,000  Rio Tinto America Incorporated                       5.40 #        10/28/98       21,908,920
 27,000,000  Rio Tinto America Incorporated                       5.44 #        11/06/98       26,851,230
 75,000,000  Riverwoods                                           5.45 #        11/12/98       74,518,750
 40,000,000  Sheffield Receivables Corporation++                  5.47 #        11/23/98       39,676,111
 77,000,000  Sigma Finance Incorporated++                         5.48 #        11/16/98       76,456,893
 42,000,000  Sigma Finance Incorporated++                         5.49 #        11/30/98       41,614,300
 50,000,000  Sigma Finance Incorporated++                         5.53 #        01/26/99       49,106,250
 70,000,000  Suntrust Incorporated                                5.30 #        10/19/98       69,806,800
 33,000,000  USAA Capital                                         5.31 #        10/20/98       32,904,034
 45,000,000  Unifunding                                           5.43 #        11/04/98       44,765,613

                                                      PORTFOLIO OF INVESTMENTS -
Money Market Fund                                 SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$50,000,000  Variable Funding Capital Corporation++               5.16 %#       10/13/98   $   49,908,167
 75,000,000  WCP Funding Incorporation++                          5.35 #        10/23/98       74,747,000
 25,000,000  WCP Funding Incorporation++                          4.97 #        10/09/98       24,969,333
 62,565,000  Windmill Funding Corporation++                       5.46 #        11/13/98       62,153,235
 41,529,000  Windmill Funding Corporation++                       5.45 #        11/23/98       41,193,953
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $3,953,018,102
             (Cost $3,953,018,102)

             CORPORATE BONDS - 22.05%
$50,000,000  Abbey National Treasury                              5.64 %        07/15/99   $   50,117,222
 60,000,000  Bank America                                         5.60          01/12/99       60,000,000
100,000,000  Beta Finance                                         5.07          10/02/98      100,000,000
 15,000,000  CC USA MTN                                           5.78          06/11/99       14,997,932
 45,000,000  Centari Corporation MTN                              5.75          04/23/99       45,000,000
 78,000,000  CIT Group FRN                                        5.32          01/27/99       77,979,827
 50,000,000  FCC National Bank                                    5.67          06/01/99       49,960,172
 99,300,000  FCC National Bank                                    5.45          03/10/99       99,300,000
 50,000,000  FCC National Bank                                    5.63          01/08/99       50,000,000
 46,000,000  First National Bank of Chicago                       5.75          05/10/99       45,986,669
 70,000,000  First National Bank of Chicago                       5.73          05/19/99       69,966,213
180,000,000  First Union National Bank                            5.35          09/09/99      180,000,000
 75,000,000  First Union National Bank                            5.25          09/17/99       75,000,000
115,000,000  First Union National Bank                            5.63          02/04/99      115,000,000
 19,000,000  Huntington National Bank                             5.13          12/09/98       18,999,479
 48,000,000  Huntington National Bank                             5.74          05/05/99       47,987,757
 50,000,000  IBM Credit Corporation                               5.12          11/16/98       50,000,000
 95,500,000  IBM Credit Corporation                               5.58          08/27/99       95,455,102
165,000,000  JP Morgan & Company Incorporated                     5.61          09/15/99      165,000,000
 50,000,000  Morgan Guaranty Company Bank Note                    5.55          02/04/99       49,954,491
100,000,000  Morgan Guaranty Trust Company                        5.71          01/08/99       99,989,693
160,000,000  NationsBank Corporation                              5.83          12/22/98      159,978,433
140,000,000  NationsBank Corporation                              5.83          12/29/98      139,973,876

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                                 Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS (CONTINUED)
$20,000,000  NationsBank Corporation                              5.50 %        02/04/99   $   20,000,000
 20,000,000  Sigma Finance                                        5.95          11/20/98       20,000,000
                                                                                           --------------
             TOTAL CORPORATE BONDS                                                         $1,900,646,865
             (Cost $1,900,646,865)

             VARIABLE AND FLOATING RATE BONDS - 19.11%
$60,000,000  Abbey National                                       5.55 %        07/15/99   $   59,970,068
150,000,000  Abbey National                                       5.54          07/26/99      149,896,471
 65,000,000  Abbey National Treasury                              5.54          08/17/99       64,956,121
 30,000,000  American Express Centurion                           5.14          12/15/98       30,000,000
 25,000,000  American Express Centurion                           5.47          04/26/99       25,000,000
 50,000,000  American Express Centurion                           5.61          09/10/99       50,000,000
100,000,000  CIT Group Holdings                                   5.32          02/10/99       99,982,402
 97,000,000  Comerica Bank                                        5.12          12/14/98       96,996,303
 34,000,000  Commercial Bank                                      5.58          07/13/99       33,984,302
100,000,000  Walt Disney                                          5.61          02/10/99       99,991,161
 55,000,000  First National Bank                                  5.62          09/28/99       55,000,000
 40,000,000  Ford Motor Credit Corporation                        5.71          01/07/99       40,000,000
 20,000,000  Beta Finance                                         5.01          11/30/98       20,000,000
100,000,000  IBM Credit Corporation                               5.29          02/22/99       99,974,975
 50,000,000  Key Bank                                             5.13          12/15/98       49,999,014
 74,000,000  Key Bank                                             5.30          02/24/99       73,979,872
 60,000,000  NationsBank Corporation                              5.57          06/25/99       59,979,047
 75,000,000  Pepsico Incorporated                                 5.50          08/19/99       74,922,072
150,000,000  Royal Bank of Canada                                 5.29          02/09/99      149,963,392
 75,000,000  Sigma Finance                                        5.03          08/23/99       75,000,000
 65,000,000  Sigma Finance                                        4.94          08/26/99       65,000,000
 45,000,000  Sigma Finance                                        5.20          11/05/98       45,000,000
 50,000,000  JP Morgan & Company Incorporated                     5.50          12/16/98       50,000,000
 78,000,000  Wachovia Corporation                                 5.44          05/14/99       77,966,823
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $1,647,562,023
             (Cost $1,647,562,023)

                                                      PORTFOLIO OF INVESTMENTS -
Money Market Fund                                 SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 9.47%
$19,000,000  Abbey National                                       5.55 %        01/26/99   $   18,997,078
100,000,000  American Express Centurion Bank                      5.42          12/16/98      100,000,000
 50,000,000  Bayerische Landesbank                                5.34          03/23/99       49,981,589
 20,000,000  Canadian Bank                                        5.94          10/21/98       19,999,960
 50,000,000  Harris Trust Bank                                    5.56          10/09/98       50,000,000
 50,000,000  Harris Trust Bank                                    5.50          11/10/98       50,000,000
100,000,000  Northern Trust                                       5.55          10/19/98      100,000,000
 65,500,000  RaboBank Nederland                                   5.71          05/05/99       65,465,649
 70,000,000  RaboBank Nederland                                   5.74          05/19/99       69,970,436
142,000,000  Societe Generale                                     5.60          01/13/99      141,988,358
 50,000,000  Societe Generale                                     5.91          10/15/98       49,999,083
100,000,000  Swiss Bank                                           5.64          03/12/99       99,972,348
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  816,374,501
             (Cost $816,374,501)

             FEDERAL AGENCIES - 2.30%
$26,000,000  Federal National Mortgage Association                5.01 %        08/19/99   $   25,983,141
125,000,000  Federal Home Loan Mortgage Corporation Discount
               Note                                               5.01          03/19/99      122,112,917
 50,000,000  Federal Home Loan Mortgage Corporation Discount
               Note                                               4.68          10/07/98       49,954,583
                                                                                           --------------
             TOTAL FEDERAL AGENCIES                                                        $  198,050,641
             (Cost $198,050,641)

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                                 Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 0.92%
$ 8,568,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.45 %        10/01/98   $    8,568,000
    251,000  HSBC Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.35          10/01/98          251,000
    451,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.30          10/01/98          451,000
 69,789,000  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.35          10/01/98       69,789,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $   79,059,000
             (Cost $79,059,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $8,594,711,132)*                                   99.71%               $8,594,711,132
                (Note 1)
              Other Assets and Liabilities, Net                         0.29                    25,161,783
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $8,619,872,915
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Fund               SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES - 99.54%
             ARIZONA - 7.86%
$ 2,000,000  Arizona School District COP Series A                 4.10 %        07/30/99   $   2,008,498
  2,755,000  Salt River AZ Agricultural Improvement & Power
               District Series A                                  7.00          01/01/99       2,777,867
  2,000,000  Maricopa AZ CP                                       3.50          12/15/98       2,000,000
                                                                                           --------------
                                                                                           $   6,786,365

             CALIFORNIA - 4.98%
$   500,000  California HFFA Revenue Series C                     3.55 %        07/01/22   $     500,000
  2,000,000  California Higher Education Student Loan
               Revenue Series E-5                                 3.80          12/01/25       2,000,000
  1,800,000  Irvine Ranch CA Water District GO                    3.80          04/01/33       1,800,000
                                                                                           --------------
                                                                                           $   4,300,000

             COLORADO - 1.39%
$ 1,200,000  Colorado HFFA Revenue Series C MBIA Insured          3.90 %        10/01/14   $   1,200,000

             CONNECTICUT - 3.32%
$ 2,870,000  Connecticut State HFA                                3.80 %        05/15/18   $   2,870,000

             FLORIDA - 9.61%
$ 3,300,000  Dade County FL MFHR                                  3.50 %        05/15/05   $   3,300,000
    500,000  Dade County FL MFHR                                  4.05          07/01/06         500,000
  1,000,000  Indian River FL CP                                   3.60          01/07/99       1,000,000
  3,500,000  Palm Beach FL CP                                     3.40          01/05/99       3,500,000
                                                                                           --------------
                                                                                           $   8,300,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)               National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             GEORGIA - 6.59%
$   700,000  Georgia Municipal Gas Authority Revenue              3.50 %        11/01/06   $     700,000
  3,995,000  Georgia Municipal Gas CP                             3.35          12/01/98       3,995,000
  1,000,000  Georgia State Municipal Electric Authority           3.55          01/07/99       1,000,000
                                                                                           --------------
                                                                                           $   5,695,000

             HAWAII - 3.47%
$ 3,000,000  Hawaii State Department of Budget & Finance
               Queens Health System Series A Special Purpose
               Revenue                                            3.90 %        07/01/26   $   3,000,000

             INDIANA - 2.89%
$ 2,500,000  Indiana HFFA Revenue Deaconess Hospital
               Incorporated                                       3.55 %        01/01/22   $   2,500,000

             KANSAS - 1.70%
$ 1,470,000  Topeka KS MFHR Revenue Topeka Retirement Center      3.90 %        01/01/09   $   1,470,000

             KENTUCKY - 3.82%
$ 3,300,000  Kentucky Higher Education Student Loan
               Corporation Insured Student Loan Revenue           3.60 %        06/01/26   $   3,300,000

             LOUISIANA - 1.16%
$ 1,000,000  De Soto Parish LA PCR                                3.50 %        07/01/18   $   1,000,000

             MASSACHUSETTS - 4.63%
$ 4,000,000  Massachusetts State Water CP                         3.60 %        10/06/98   $   4,000,000

             MICHIGAN - 1.97%
$ 1,700,000  Grand Rapids MI Water Supply System Revenue
               Series O FGIC Insured                              3.50 %        01/01/20   $   1,700,000

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Fund               SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             MISSOURI - 1.45%
$ 1,250,000  Missouri State Health & Educational Facilities
               Authority Revenue Christian Health Services
               Series A                                           3.65 %        11/01/19   $   1,250,000

             NEBRASKA - 4.75%
$ 4,100,000  Lancaster County NB Hospital Authority Revenue
               Bryan Memorial Hospital Project                    3.50 %        06/01/12   $   4,100,000

             NEW HAMPSHIRE - 2.32%
$ 2,000,000  New Hampshire State CP                               3.55 %        11/09/98   $   2,000,000

             NEW JERSEY - 2.32%
$ 2,000,000  New Jersey Economic Revenue                          3.90 %        05/01/01   $   2,000,000

             NEW YORK - 6.83%
$ 1,000,000  New York NY GO Series B                              3.95 %        08/15/22   $   1,000,000
  2,500,000  New York City Health & Hospital Corporation
               Series A                                           3.35          02/15/26       2,500,000
  1,400,000  New York City Municipal Water Financing
               Authority Water & Sewer System Revenue             4.00          06/15/24       1,400,000
  1,000,000  New York State Government Assistance                 3.25          04/01/23       1,000,000
                                                                                           --------------
                                                                                           $   5,900,000

             NORTH CAROLINA - 6.48%
$ 3,000,000  Charlotte NC "AMT"                                   3.60 %        07/01/17   $   3,000,000
  2,000,000  North Carolina Eastern Municipal Power Agency        3.35          12/01/98       2,000,000
    600,000  North Carolina CP                                    3.60          01/04/99         600,000
                                                                                           --------------
                                                                                           $   5,600,000

             OHIO - 1.15%
$ 1,000,000  Ohio State Air Quality Control CP                    3.55 %        01/07/99   $   1,000,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)               National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             OREGON - 2.58%
$ 1,225,000  Multnomah County OR COP                              6.50 %        12/15/98   $   1,227,689
  1,000,000  Multnomah County OR School District COP Series
               B                                                  6.60          12/15/98       1,002,126
                                                                                           --------------
                                                                                           $   2,229,816

             SOUTH CAROLINA - 3.32%
$ 2,865,000  South Carolina State Public Service Authority
               Revenue                                            4.00 %        01/01/99   $   2,867,725

             TENNESSEE - 3.24%
$ 1,200,000  Memphis TN Revenue Refunded Series A                 3.75 %        08/01/07   $   1,200,000
  1,600,000  Metro Nashville TN Industrial Development Board
               Revenue Chimneytop II                              4.00          09/01/06       1,600,000
                                                                                           --------------
                                                                                           $   2,800,000

             TEXAS - 6.37%
$ 4,500,000  Gulf Coast TX CP                                     3.50 %        12/09/98   $   4,500,000
  1,000,000  Brazos River TX PCR Series A                         4.25          03/01/26       1,000,000
                                                                                           --------------
                                                                                           $   5,500,000

             UTAH - 2.89%
$ 2,500,000  Utah State CP                                        3.35 %        12/09/98   $   2,500,000

             WASHINGTON - 0.95%
$   815,000  Washington State GO                                  5.75 %        07/01/99   $     827,442

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Fund               SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             WYOMING - 1.50%
$   100,000  Lincoln County WY GO                                 4.10 %        11/01/14   $     100,000
  1,200,000  Uinta County WY PCR                                  4.00          08/15/20       1,200,000
                                                                                           --------------
                                                                                           $   1,300,000
             TOTAL MUNICIPAL SECURITIES                                                    $  85,996,348
             (Cost $85,996,348)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $85,996,348)*                                      99.54%               $  85,996,348
                (Note 1)
              Other Assets and Liabilities, Net                         0.46                      394,699
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  86,391,047
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                           Prime Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER - 35.25%

$88,000,000  Asset Securitization Corporation++                   5.41 %#       10/30/98   $   87,608,693
 35,000,000  Asset Securitization Corporation++                   5.41 #        11/23/98       34,719,689
 10,000,000  Associates First Capital Corporation                 5.43 #        11/03/98        9,949,400
 15,500,000  Beta Finance Incorporated++                          5.50 #        01/06/99       15,271,134
 20,000,000  CC USA Incorporated                                  2.75 #        10/02/98       19,996,989
 50,000,000  Commercial Credit Corporation                        4.97 #        10/09/98       49,938,722
 25,000,000  Commercial Credit Corporation                        5.43 #        11/05/98       24,866,076
 35,000,000  Corporate Receivables Corporation++                  5.40 #        10/28/98       34,855,100
 20,000,000  Ford Motor Credit Corporation                        4.65 #        10/06/98       19,984,722
 20,000,000  General Electric Corporation                         5.49 #        01/07/99       19,702,189
100,000,000  General Electric Capital Corporation                 5.46 #        11/19/98       99,251,389
 15,000,000  Goldman Sachs Group LP                               5.40 #        11/13/98       14,902,354
 60,000,000  Goldman Sachs Group LP                               5.47 #        11/24/98       59,505,900
 60,000,000  Goldman Sachs Group LP                               5.41 #        11/04/98       59,688,900
 60,000,000  IBM Credit Corporation                               5.31 #        10/20/98       59,825,517
 25,000,000  Merrill Lynch & Company Incorporated                 5.46 #        11/16/98       24,824,306
 30,000,000  Merrill Lynch & Company Incorporated                 5.46 #        11/17/98       29,784,583
 20,000,000  Monte Rosa Capital Corporation++                     5.25 #        10/15/98       19,956,833
 25,000,000  JP Morgan & Company Incorporated                     5.35 #        10/23/98       24,915,667
100,000,000  Morgan Stanley                                       5.35 #        01/22/99       98,330,111
 89,175,000  Preferred Receivables Funding Corporation            5.20 #        10/14/98       88,997,245
 24,515,000  Preferred Receivables Funding Corporation            4.88 #        10/08/98       24,488,783
 50,000,000  Province of Quebec                                   5.50 #        01/06/99       49,261,722
 10,000,000  Suntrust Bank                                        5.47 #        11/17/98        9,928,064
 25,000,000  WCP Funding Incorporated++                           5.48 #        11/23/98       24,797,201
 28,743,000  Windmill Funding Corporation++                       5.45 #        11/09/98       28,571,428
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $1,033,922,717
             (Cost $1,033,922,717)

                                                      PORTFOLIO OF INVESTMENTS -
Prime Money Market Fund                           SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS - 23.63%

$15,000,000  Abbey National Treasury Service                      5.64 %        07/15/99   $   15,035,167
 50,000,000  CC USA Incorporated                                  5.78          06/11/99       49,993,106
 25,000,000  Centari Corporation                                  5.75          04/23/99       25,000,000
 50,000,000  CIT Group Holdings Incorporated                      5.32          01/27/99       49,987,068
 10,500,000  Comerica Bank Detroit                                5.97          10/27/98       10,499,706
 10,000,000  FCC National Bank                                    5.67          06/01/99        9,992,034
 50,000,000  FCC National Bank                                    5.63          01/08/99       50,000,000
 10,437,000  FCC National Bank                                    6.05          11/04/98       10,439,957
 11,533,000  FCC National Bank                                    6.17          10/15/98       11,534,923
  5,766,000  FCC National Bank                                    5.94          11/05/98        5,767,095
 30,000,000  First National Bank of Chicago                       5.73          05/19/99       29,985,480
100,000,000  First Union Bank                                     5.25          09/17/99      100,000,000
 25,000,000  Huntington National Bank                             5.13          12/09/98       24,999,315
 40,000,000  Huntington National Bank                             5.74          05/05/99       39,989,798
 25,000,000  IBM Credit Corporation                               5.12          11/16/98       25,000,000
 15,000,000  IBM Credit Corporation                               6.12          12/15/98       15,007,085
 50,000,000  JP Morgan & Company Incorporated                     5.61          09/15/99       50,000,000
 60,000,000  Morgan Guaranty Trust Company                        5.71          01/08/99       59,993,816
 40,000,000  NationsBank Corporation                              5.83          12/22/98       39,994,608
 20,000,000  NationsBank Corporation                              5.50          02/04/99       20,000,000
 50,000,000  Sigma Finance Incorporated                           5.14          10/15/98       50,000,000
                                                                                           --------------
             TOTAL CORPORATE BONDS                                                         $  693,219,159
             (Cost $693,219,159)

             CERTIFICATES OF DEPOSITS - 14.28%

$25,000,000  Abbey National Treasury Service                      5.55 %        01/26/99   $   24,996,156
 50,000,000  ANZ Banking Group                                    5.64          02/24/99       50,001,963
 29,000,000  Barclays Bank PLC                                    5.79          05/04/99       29,007,345
 20,000,000  Centari Corporation                                  5.78          04/19/99       20,000,000
 40,000,000  Canadian Imperial Bank of Commerce                   5.57          10/09/98       40,000,000
 30,000,000  Dresdner Bank                                        5.95          10/20/98       30,000,297
 65,000,000  Suntrust Bank                                        5.75          10/01/98       65,000,000
 50,000,000  Harris Trust & Savings                               5.56          10/09/98       50,000,000
 50,000,000  Societe Generale NY                                  5.60          01/13/99       49,995,901

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                           Prime Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS (CONTINUED)
$25,000,000  Swiss Bank Corporation                               5.75 %        05/07/99   $   24,992,851
 35,000,000  Swiss Bank Corporation                               5.64          03/12/99       34,990,322
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  418,984,834
             (Cost $418,984,834)

             VARIABLE AND FLOATING RATE BONDS - 17.22%

$90,000,000  Abbey National Treasury Service                      5.55 %        07/15/99   $   89,955,102
 30,000,000  American Express Centurion                           5.14          12/21/98       30,000,000
 20,000,000  Beta Finance                                         5.01          11/30/98       20,000,000
 40,000,000  Commercial Bank                                      5.58          07/13/99       39,981,532
 30,000,000  First National Bank of Chicago                       5.62          09/28/99       30,000,000
 60,000,000  Ford Motor Credit Corporation                        5.71          01/07/99       60,000,000
 50,000,000  Ford Motor Credit Corporation                        5.45          12/23/98       49,996,703
 50,000,000  Key Bank N.A.                                        5.13          12/15/98       49,999,014
 75,000,000  NationsBank Corporation                              5.58          04/27/99       74,987,605
 25,000,000  Sigma Finance Incorporated                           5.03          08/23/99       25,000,000
 35,000,000  Sigma Finance Incorporated                           4.94          08/26/99       35,000,000
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  504,919,956
             (Cost $504,919,956)

             FEDERAL AGENCIES - 3.09%

$51,900,000  Federal Home Loan Mortgage Corporation               5.01 %        03/19/99   $   50,701,283
 40,000,000  Federal Home Loan Mortgage Corporation               5.40          10/07/98       39,963,667
                                                                                           --------------
             TOTAL FEDERAL AGENCIES                                                        $   90,664,950
             (Cost $90,664,950)

                                                      PORTFOLIO OF INVESTMENTS -
Prime Money Market Fund                           SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             BANKER'S ACCEPTANCE - 2.20%

$17,000,000  Bank of America                                      5.25 %        11/18/98   $   16,879,413
 48,000,000  Bank of America                                      5.25          11/17/98       47,666,613
                                                                                           --------------
             TOTAL BANKER'S ACCEPTANCE                                                     $   64,546,027
             (Cost $64,546,027)

             REPURCHASE AGREEMENTS - 3.94%

$114,435,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.45 %        10/01/98   $  114,435,000
    984,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.30          10/01/98          984,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  115,419,000
             (Cost $115,419,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,921,676,643)*                                   99.61%               $2,921,676,643
                (Note 1)
              Other Assets and Liabilities, Net                         0.39                    11,326,619
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,933,003,262
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  *  COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL
     STATEMENTS.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                   Treasury Plus Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 53.77%
             U.S. TREASURY NOTES - 19.95%
$14,340,000  U.S. Treasury Notes                                  7.13 %        10/15/98   $   14,347,734
 44,640,000  U.S. Treasury Notes                                  6.38          01/15/99       44,767,367
 25,000,000  U.S. Treasury Notes                                  7.00          04/15/99       25,196,042
 60,000,000  U.S. Treasury Notes                                  6.38          07/15/99       60,441,745
 84,635,000  U.S. Treasury Notes                                  6.50          04/30/99       85,098,217
 25,000,000  U.S. Treasury Notes                                  5.50          11/15/98       25,038,213
 75,000,000  U.S. Treasury Notes                                  5.63          11/30/98       75,017,127
 49,775,000  U.S. Treasury Notes                                  6.25          03/31/99       49,957,818
 69,300,000  U.S. Treasury Notes                                  6.38          04/30/99       69,615,675
 30,000,000  U.S. Treasury Notes                                  5.88          08/31/99       30,188,733
                                                                                           --------------
                                                                                           $  479,668,671

             U.S. TREASURY BILLS - 33.82%
$365,000,000 U.S. Treasury Bills                                  4.98 %#       10/15/98   $  364,453,281
100,000,000  U.S. Treasury Bills                                  5.00 #        10/01/98      100,000,000
 50,000,000  U.S. Treasury Bills                                  4.95 #        10/22/98       49,924,167
300,000,000  U.S. Treasury Bills                                  4.98 #        11/05/98      298,823,611
                                                                                           --------------
                                                                                           $  813,201,058
             TOTAL U.S. TREASURY SECURITIES                                                $1,292,869,729
             (Cost $1,292,869,729)

                                                      PORTFOLIO OF INVESTMENTS -
Treasury Plus Money Market Fund                   SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 46.18%

$172,361,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.45 %        10/01/98   $  172,361,000
284,088,000  HSBC Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.35          10/01/98      284,088,000
330,272,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.30          10/01/98      330,272,000
323,421,000  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.35          10/01/98      323,421,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $1,110,142,000
             (Cost $1,110,142,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,403,011,729)*                                   99.95%               $2,403,011,729
                (Note 1)
              Other Assets and Liabilities, Net                         0.05                     1,176,373
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,404,188,102
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                           STATEMENT OF ASSETS AND LIABILITIES -
Money Market Funds                                SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                                 GOVERNMENT
                                                 CALIFORNIA           MONEY
                                             TAX-FREE MONEY          MARKET
                                                MARKET FUND            FUND

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $9,138,000 for the Government
    Money Market Fund and $1,110,142,000
    for the Treasury Plus Money Market
    Fund)                                    $2,132,619,193     $65,164,217
  Cash                                              757,258          12,539
RECEIVABLES:
  Interest                                       11,427,273         497,476
Organization expenses, net of
  amortization                                            0               0
Prepaid expenses                                     44,799          26,819
TOTAL ASSETS                                  2,144,848,523      65,701,051

LIABILITIES
Payables:
  Investment securities purchased                70,432,600               0
  Distribution to shareholders                    4,331,865         255,903
  Due to distributor (Note 2)                     1,132,657          49,985
  Due to adviser (Note 2)                         1,033,781          32,017
  Other                                             121,612          24,091
TOTAL LIABILITIES                                77,052,515         361,996
TOTAL NET ASSETS                             $2,067,796,008     $65,339,055
NET ASSETS CONSIST OF:
  Paid-in capital                            $2,068,098,640     $65,333,645
  Undistributed net realized gain (loss)
    on investments                                 (302,632)          5,410
TOTAL NET ASSETS                             $2,067,796,008     $65,339,055

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A(1)                      $2,067,796,008     $65,339,055
Shares outstanding - Class A(1)               2,068,103,447      65,334,860
Net asset value and offering price per
  share - Class A(1)                         $         1.00     $      1.00
Net assets - Administrative Class                       N/A             N/A
Shares outstanding - Administrative
  Class                                                 N/A             N/A
Net asset value and offering price per
  share - Administrative Class                          N/A             N/A
Net assets - Class E                                    N/A             N/A
Shares outstanding - Class E                            N/A             N/A
Net asset value and offering price per
  share - Class E                                       N/A             N/A
Net assets - Institutional Class                        N/A             N/A
Shares outstanding - Institutional Class                N/A             N/A
Net asset value and offering price per
  share - Institutional Class                           N/A             N/A
Net assets - Class S/Service Class                      N/A             N/A
Shares outstanding - Class S/Service
  Class                                                 N/A             N/A
Net asset value and offering price per
  share - Class S/Service Class                         N/A             N/A
---------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES -
SEPTEMBER 30, 1998 (UNAUDITED)                                Money Market Funds
------------------------------------------------------------------------

                                                                   NATIONAL
                                                      MONEY        TAX-FREE              PRIME      TREASURY PLUS
                                                     MARKET           MONEY       MONEY MARKET       MONEY MARKET
                                                       FUND     MARKET FUND               FUND               FUND

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $9,138,000 for the Government
    Money Market Fund and $1,110,142,000
    for the Treasury Plus Money Market
    Fund)                                    $8,594,711,132     $85,996,348     $2,921,676,643     $2,403,011,729
  Cash                                               63,852         278,889             51,297          1,566,545
RECEIVABLES:
  Interest                                       64,971,617         557,999         24,256,286          9,102,615
Organization expenses, net of
  amortization                                        7,497          18,567             27,297             50,395
Prepaid expenses                                    872,546          11,419            233,566            126,289
TOTAL ASSETS                                  8,660,626,644      86,863,222      2,946,245,089      2,413,857,573

LIABILITIES
Payables:
  Investment securities purchased                         0               0                  0                  0
  Distribution to shareholders                   34,300,462         291,254         11,619,783          8,360,543
  Due to distributor (Note 2)                     1,561,929          25,140            299,000            264,738
  Due to adviser (Note 2)                         4,870,398          34,201            930,718            829,047
  Other                                              20,940         121,580            392,326            215,143
TOTAL LIABILITIES                                40,753,729         472,175         13,241,827          9,669,471
TOTAL NET ASSETS                             $8,619,872,915     $86,391,047     $2,933,003,262     $2,404,188,102
NET ASSETS CONSIST OF:
  Paid-in capital                            $8,620,228,366     $86,401,527     $2,932,885,608     $2,404,110,855
  Undistributed net realized gain (loss)
    on investments                                 (355,451)        (10,480)           117,654             77,247
TOTAL NET ASSETS                             $8,619,872,915     $86,391,047     $2,933,003,262     $2,404,188,102

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A(1)                      $7,538,159,919     $59,645,422     $  581,549,036     $  581,265,946
Shares outstanding - Class A(1)               7,537,772,661      59,649,258        581,636,356        581,289,633
Net asset value and offering price per
  share - Class A(1)                         $         1.00     $      1.00     $         1.00     $         1.00
Net assets - Administrative Class                       N/A             N/A     $  599,970,348     $  121,534,091
Shares outstanding - Administrative
  Class                                                 N/A             N/A        599,893,177        121,516,083
Net asset value and offering price per
  share - Administrative Class                          N/A             N/A     $         1.00     $         1.00
Net assets - Class E                                    N/A             N/A                N/A     $  641,108,691
Shares outstanding - Class E                            N/A             N/A                N/A        641,080,992
Net asset value and offering price per
  share - Class E                                       N/A             N/A                N/A     $         1.00
Net assets - Institutional Class                        N/A     $26,745,625     $  925,807,499     $  489,466,553
Shares outstanding - Institutional Class                N/A      26,752,269        925,843,328        489,584,505
Net asset value and offering price per
  share - Institutional Class                           N/A     $      1.00     $         1.00     $         1.00
Net assets - Class S/Service Class           $1,081,712,996             N/A     $  825,676,379     $  570,812,821
Shares outstanding - Class S/Service
  Class                                       1,081,664,684             N/A        825,760,726        570,815,495
Net asset value and offering price per
  share - Class S/Service Class              $         1.00             N/A     $         1.00     $         1.00
-----------------------------------------------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

                                    STATEMENT OF OPERATIONS - FOR THE SIX MONTHS
Money Market Funds                          ENDED SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                              CALIFORNIA
                                                TAX-FREE     GOVERNMENT
                                                   MONEY          MONEY
                                                  MARKET         MARKET
                                                    FUND           FUND

INVESTMENT INCOME
  Interest                                   $35,075,995     $1,920,802
TOTAL INVESTMENT INCOME                       35,075,995      1,920,802
EXPENSES (NOTE 2)
  Advisory fees                                5,257,249         86,276
  Administration fees                            736,878         24,157
  Custody fees                                   186,527          5,763
  Shareholder servicing fees                   3,158,048         86,276
  Portfolio accounting fees                      241,369         33,829
  Transfer agency fees                         1,052,683         34,510
  Distribution fees                                    0          2,624
  Organization costs                                   0              0
  Legal and audit fees                            53,862         14,117
  Registration fees                               50,137          9,026
  Directors' fees                                  2,242          2,242
  Shareholder reports                             65,666          7,521
  Other                                           26,636          4,010
TOTAL EXPENSES                                10,831,297        310,351
Less:
  Waived fees and reimbursed expenses         (3,988,596)       (51,832)
Net Expenses                                   6,842,701        258,519
NET INVESTMENT INCOME (LOSS)                  28,233,294      1,662,283
  Net realized gain (loss) on sale of
    investments                                 (132,473)         5,410
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $28,100,821     $1,667,693
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS
ENDED SEPTEMBER 30, 1998 (UNAUDITED)                          Money Market Funds
------------------------------------------------------------------------

                                                                NATIONAL                        TREASURY
                                                                TAX-FREE           PRIME            PLUS
                                                    MONEY          MONEY           MONEY           MONEY
                                                   MARKET         MARKET          MARKET          MARKET
                                                     FUND           FUND            FUND            FUND

INVESTMENT INCOME
  Interest                                   $230,761,981     $1,907,885     $76,749,461     $60,034,265
TOTAL INVESTMENT INCOME                       230,761,981      1,907,885      76,749,461      60,034,265
EXPENSES (NOTE 2)
  Advisory fees                                16,297,370        165,877       3,389,813       2,728,006
  Administration fees                           2,852,040         38,766         949,147         763,840
  Custody fees                                    683,172          9,249         226,442         182,233
  Shareholder servicing fees                   11,964,101         79,001       2,005,965       2,202,259
  Portfolio accounting fees                       845,700         41,510         302,018         249,072
  Transfer agency fees                          4,090,838         36,356         771,257         832,218
  Distribution fees                             3,932,270          2,407          19,201          12,962
  Organization costs                                2,258          4,412           6,848          12,642
  Legal and audit fees                            109,154         17,862          54,863          69,044
  Registration fees                               206,291         33,090         159,436          70,189
  Directors' fees                                   2,242          2,242           2,242           2,242
  Shareholder reports                             174,178         20,957          37,101          18,049
  Other                                            61,674          8,643          43,189          22,875
TOTAL EXPENSES                                 41,221,288        460,372       7,967,522       7,165,631
Less:
  Waived fees and reimbursed expenses          (7,141,931)      (167,183)     (2,120,395)     (1,661,924)
Net Expenses                                   34,079,357        293,189       5,847,127       5,503,707
NET INVESTMENT INCOME (LOSS)                  196,682,624      1,614,696      70,902,334      54,530,558
  Net realized gain (loss) on sale of
    investments                                   156,717            209          52,414          44,455
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $196,839,341     $1,614,905     $70,954,748     $54,575,013
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Funds                           STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                CALIFORNIA TAX-FREE MONEY MARKET
                                                                            FUND
                                             -----------------------------------
                                                 (UNAUDITED)             FOR THE
                                                 FOR THE SIX          YEAR ENDED
                                                MONTHS ENDED           MARCH 31,
                                              SEPT. 30, 1998            1998 (1)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                 $    28,233,294     $    46,259,216
Net realized gain (loss) on sale of
  investments                                       (132,473)            (95,156)
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                     28,100,821          46,164,060
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (28,233,294)        (46,259,216)
    ADMINISTRATIVE CLASS                                 N/A                 N/A
    CLASS E                                              N/A                 N/A
    INSTITUTIONAL CLASS                                  N/A                 N/A
    CLASS S/SERVICE CLASS                                N/A                 N/A
  From net realized gain on sale of
    investments
    CLASS A                                                0                   0
    ADMINISTRATIVE CLASS                                 N/A                 N/A
    CLASS E                                              N/A                 N/A
    INSTITUTIONAL CLASS                                  N/A                 N/A
    CLASS S/SERVICE CLASS                                N/A                 N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A(3)       1,762,690,634       2,490,901,512
  Reinvestment of dividends - Class A(3)          24,669,412          43,220,033
  Cost of shares redeemed - Class A(3)        (1,838,312,924)     (1,799,455,338)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A(3)                      (50,952,878)        734,666,207
  Proceeds from shares sold -
    Administrative Class                                 N/A                 N/A
  Reinvestment of dividends -
    Administrative Class                                 N/A                 N/A
  Cost of shares redeemed -
    Administrative Class                                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS                    N/A                 N/A
  Proceeds from shares sold - Class E                    N/A                 N/A
  Reinvestment of dividends - Class E                    N/A                 N/A
  Cost of shares redeemed - Class E                      N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                                 N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                                  N/A                 N/A
  Reinvestment of dividends -
    Institutional Class                                  N/A                 N/A
  Cost of shares redeemed -
    Institutional Class                                  N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                     N/A                 N/A
  Proceeds from shares sold - Class
    S/Service Class                                      N/A                 N/A
  Reinvestment of dividends - Class
    S/Service Class                                      N/A                 N/A
  Cost of shares redeemed - Class
    S/Service Class                                      N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/SERVICE CLASS                   N/A                 N/A
INCREASE (DECREASE) IN NET ASSETS                (51,085,351)        734,571,051

NET ASSETS:
  Beginning net assets                         2,118,881,359       1,384,310,308
  ENDING NET ASSETS                          $ 2,067,796,008     $ 2,118,881,359
--------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $364,044,910 AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS CALIFORNIA TAX-FREE MONEY MARKET FUND.
(2)  THE INSTITUTIONAL CLASS CEASED OPERATIONS ON SEPTEMBER 29, 1997.
(3)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                           Money Market Funds
------------------------------------------------------------------------

                                                GOVERNMENT MONEY MARKET FUND
                                             -------------------------------                       MONEY MARKET FUND
                                               (UNAUDITED)                       -----------------------------------
                                               FOR THE SIX           FOR THE         (UNAUDITED)
                                              MONTHS ENDED        YEAR ENDED         FOR THE SIX             FOR THE
                                                 SEPT. 30,         MARCH 31,        MONTHS ENDED          YEAR ENDED
                                                      1998              1998      SEPT. 30, 1998      MARCH 31, 1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                $   1,662,283     $   3,271,740     $   196,682,624     $   304,465,191
 Net realized gain (loss) on sale of
  investments                                        5,410               892             156,717             495,081
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    1,667,693         3,272,632         196,839,341         304,960,272
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (1,662,283)       (3,271,740)       (174,695,301)       (267,569,450)
    ADMINISTRATIVE CLASS                               N/A               N/A                 N/A                 N/A
    CLASS E                                            N/A               N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                N/A               N/A                 N/A            (188,647)(2)
    CLASS S/SERVICE CLASS                              N/A               N/A         (21,987,323)        (36,707,094)
  From net realized gain on sale of
    investments
    CLASS A                                              0              (167)                  0                   0
    ADMINISTRATIVE CLASS                               N/A               N/A                 N/A                 N/A
    CLASS E                                            N/A               N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                N/A               N/A                 N/A                   0(2)
    CLASS S/SERVICE CLASS                              N/A               N/A                   0                   0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A(3)        93,418,341       199,262,173       2,823,931,654       4,063,160,668
  Reinvestment of dividends - Class A(3)           896,492         1,543,518         169,460,507         255,837,441
  Cost of shares redeemed - Class A(3)        (105,848,785)     (184,162,738)     (2,166,953,712)     (2,247,997,951)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A(3)                    (11,533,952)       16,642,953         826,438,449       2,071,000,158
  Proceeds from shares sold -
    Administrative Class                               N/A               N/A                 N/A                 N/A
  Reinvestment of dividends -
    Administrative Class                               N/A               N/A                 N/A                 N/A
  Cost of shares redeemed -
    Administrative Class                               N/A               N/A                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS                  N/A               N/A                 N/A                 N/A
  Proceeds from shares sold - Class E                  N/A               N/A                 N/A                 N/A
  Reinvestment of dividends - Class E                  N/A               N/A                 N/A                 N/A
  Cost of shares redeemed - Class E                    N/A               N/A                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                               N/A               N/A                 N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                                N/A               N/A                 N/A           2,301,111(2)
  Reinvestment of dividends -
    Institutional Class                                N/A               N/A                 N/A             215,236(2)
  Cost of shares redeemed -
    Institutional Class                                N/A               N/A                 N/A         (11,839,183)(2)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                   N/A               N/A                 N/A          (9,322,836)(2)
  Proceeds from shares sold - Class
    S/Service Class                                    N/A               N/A       1,127,405,636       1,708,294,353
  Reinvestment of dividends - Class
    S/Service Class                                    N/A               N/A          21,395,167          35,725,155
  Cost of shares redeemed - Class
    S/Service Class                                    N/A               N/A      (1,018,279,890)     (1,500,695,653)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/SERVICE CLASS                 N/A               N/A         130,520,913         243,323,855
INCREASE (DECREASE) IN NET ASSETS              (11,528,542)       16,643,678         957,116,079       2,305,496,258

NET ASSETS:
  Beginning net assets                          76,867,597        60,223,919       7,662,756,836       5,357,260,578
  ENDING NET ASSETS                          $  65,339,055     $  76,867,597     $ 8,619,872,915     $ 7,662,756,836
--------------------------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $364,044,910 AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS CALIFORNIA TAX-FREE MONEY MARKET FUND.
(2)  THE INSTITUTIONAL CLASS CEASED OPERATIONS ON SEPTEMBER 29, 1997.
(3)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                           STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                              NATIONAL TAX-FREE MONEY MARKET
                                                                        FUND
                                             -------------------------------
                                               (UNAUDITED)
                                               FOR THE SIX           FOR THE
                                              MONTHS ENDED        YEAR ENDED
                                                 SEPT. 30,         MARCH 31,
                                                      1998          1998 (1)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                $   1,614,696     $   2,217,909
 Net realized gain (loss) on sale of
  investments                                          209           (10,252)
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    1,614,905         2,207,657
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (874,234)       (1,076,631)
    ADMINISTRATIVE CLASS                               N/A               N/A
    CLASS E                                            N/A               N/A
    INSTITUTIONAL CLASS                           (740,462)       (1,141,278)(2)
    CLASS S/SERVICE CLASS                              N/A               N/A
  From net realized gain on sale of
    investments
    CLASS A                                              0                 0
    ADMINISTRATIVE CLASS                               N/A               N/A
    CLASS E                                            N/A               N/A
    INSTITUTIONAL CLASS                                  0                 0(2)
    CLASS S/SERVICE CLASS                              N/A               N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A(3)       135,918,933       243,931,011
  Reinvestment of dividends - Class A(3)           842,890           999,129
  Cost of shares redeemed - Class A(3)        (136,409,360)     (220,887,156)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A(3)                        352,463        24,042,984
  Proceeds from shares sold -
    Administrative Class                               N/A               N/A
  Reinvestment of dividends -
    Administrative Class                               N/A               N/A
  Cost of shares redeemed -
    Administrative Class                               N/A               N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS                  N/A               N/A
  Proceeds from shares sold - Class E                  N/A               N/A
  Reinvestment of dividends - Class E                  N/A               N/A
  Cost of shares redeemed - Class E                    N/A               N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                               N/A               N/A
  Proceeds from shares sold -
    Institutional Class                        240,620,313       436,296,534(2)
  Reinvestment of dividends -
    Institutional Class                            129,209           226,125(2)
  Cost of shares redeemed -
    Institutional Class                       (268,306,279)     (382,213,633)(2)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS           (27,556,757)       54,309,026(2)
  Proceeds from shares sold - Class
    S/Service Class                                    N/A               N/A
  Reinvestment of dividends - Class
    S/Service Class                                    N/A               N/A
  Cost of shares redeemed - Class
    S/Service Class                                    N/A               N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/SERVICE CLASS                 N/A               N/A
INCREASE (DECREASE) IN NET ASSETS              (27,204,085)       78,341,758

NET ASSETS:
  Beginning net assets                         113,595,132        35,253,374
  ENDING NET ASSETS                          $  86,391,047     $ 113,595,132
----------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $65,805,143 FOR THE INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3)  INCLUDES FUNDS WITH A SINGLE CLASS.
(4) "PROCEEDS FROM SHARES SOLD" INCLUDES $524,869,336 FOR THE CLASS A SHARES AND $878,272,234 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS MONEY MARKET FUND.
(5) "PROCEEDS FROM SHARES SOLD" INCLUDES $354,329,074 FOR THE CLASS A SHARES AND $206,192,634 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND.
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                           Money Market Funds
------------------------------------------------------------------------

                                                         PRIME MONEY MARKET FUND         TREASURY PLUS MONEY MARKET FUND
                                             -----------------------------------     -----------------------------------
                                                 (UNAUDITED)             FOR THE         (UNAUDITED)             FOR THE
                                                 FOR THE SIX          YEAR ENDED         FOR THE SIX          YEAR ENDED
                                                MONTHS ENDED           MARCH 31,        MONTHS ENDED           MARCH 31,
                                              SEPT. 30, 1998            1998 (4)      SEPT. 30, 1998            1998 (5)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                $    70,902,334     $    89,057,989     $    54,530,558     $    92,254,980
 Net realized gain (loss) on sale of
  investments                                         52,414             205,613              44,455             104,070
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                     70,954,748          89,263,602          54,575,013          92,359,050
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (14,832,711)        (17,766,272)        (10,965,795)         (7,909,738)
    ADMINISTRATIVE CLASS                         (15,992,577)        (11,412,448)(2)      (3,745,050)         (2,844,289)(2)
    CLASS E                                              N/A                 N/A         (16,092,371)        (35,555,799)
    INSTITUTIONAL CLASS                          (23,011,637)        (30,624,015)        (13,112,231)        (25,427,944)
    CLASS S/SERVICE CLASS                        (17,065,409)        (29,255,254)        (10,615,111)        (20,517,210)
  From net realized gain on sale of
    investments
    CLASS A                                                0                   0                   0              (1,806)
    ADMINISTRATIVE CLASS                                   0                   0(2)                0                   0(2)
    CLASS E                                              N/A                 N/A                   0             (30,443)
    INSTITUTIONAL CLASS                                    0                   0                   0             (24,671)
    CLASS S/SERVICE CLASS                                  0                   0                   0             (15,375)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A(3)       2,215,555,629       2,095,338,042       1,081,309,546       1,005,876,144
  Reinvestment of dividends - Class A(3)           4,622,094           3,165,358           2,161,851           1,522,843
  Cost of shares redeemed - Class A(3)        (2,230,957,143)     (1,783,218,311)       (883,807,250)       (692,285,990)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A(3)                      (10,779,420)        315,285,089         199,664,147         315,112,997
  Proceeds from shares sold -
    Administrative Class                         890,473,490       1,388,222,454(2)      109,208,132         267,085,382(2)
  Reinvestment of dividends -
    Administrative Class                          15,049,612           9,420,477(2)        3,809,439           2,351,192(2)
  Cost of shares redeemed -
    Administrative Class                        (906,539,934)       (796,735,143)(2)    (168,429,144)        (92,509,640)(2)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS             (1,016,832)        600,907,788(2)      (55,411,573)        176,926,934(2)
  Proceeds from shares sold - Class E                    N/A                 N/A         624,324,787       1,732,685,997
  Reinvestment of dividends - Class E                    N/A                 N/A                   0                   0
  Cost of shares redeemed - Class E                      N/A                 N/A        (698,787,438)     (1,837,801,845)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                                 N/A                 N/A         (74,462,651)       (105,115,848)
  Proceeds from shares sold -
    Institutional Class                        2,539,311,384       2,512,557,623       1,144,914,382       1,810,109,209
  Reinvestment of dividends -
    Institutional Class                            8,205,210           8,027,719           2,795,464           3,525,822
  Cost of shares redeemed -
    Institutional Class                       (2,424,236,834)     (2,256,346,296)     (1,159,747,327)     (1,761,790,304)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS             123,279,760         264,239,046         (12,037,481)         51,844,727
  Proceeds from shares sold - Class
    S/Service Class                            1,239,666,820       2,169,506,716       2,021,662,608       2,944,938,309
  Reinvestment of dividends - Class
    S/Service Class                                7,773,160           1,912,601           2,235,917           1,738,759
  Cost of shares redeemed - Class
    S/Service Class                           (1,075,467,669)     (2,143,905,641)     (1,820,202,498)     (3,062,973,983)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/SERVICE CLASS           171,972,311          27,513,676         203,696,027        (116,296,915)
INCREASE (DECREASE) IN NET ASSETS                283,508,233       1,208,151,212         261,492,924         322,503,670

NET ASSETS:
  Beginning net assets                         2,649,495,029       1,441,343,817       2,142,695,178       1,820,191,508
  ENDING NET ASSETS                          $ 2,933,003,262     $ 2,649,495,029     $ 2,404,188,102     $ 2,142,695,178
------------------------------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $65,805,143 FOR THE INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3)  INCLUDES FUNDS WITH A SINGLE CLASS.
(4) "PROCEEDS FROM SHARES SOLD" INCLUDES $524,869,336 FOR THE CLASS A SHARES AND $878,272,234 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS MONEY MARKET FUND.
(5) "PROCEEDS FROM SHARES SOLD" INCLUDES $354,329,074 FOR THE CLASS A SHARES AND $206,192,634 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               CALIFORNIA TAX-FREE MONEY MARKET
                                                                                           FUND
                                                                                        CLASS A
                                                             ----------------------------------
                                                             (UNAUDITED)
                                                             SIX MONTHS              SIX MONTHS
                                                                  ENDED  YEAR ENDED       ENDED
                                                              SEPT. 30,   MARCH 31,   MARCH 31,
                                                                   1998        1998    1997 (1)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.01        0.03        0.01
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.01        0.03        0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.01)      (0.03)      (0.01)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.01)      (0.03)      (0.01)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     1.35%       2.91%       1.36%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $2,067,796  $2,118,881  $1,384,310
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.65%       0.65%       0.65%
  Ratio of net investment income to average net assets            2.68%       2.85%       2.72%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    1.03%       1.05%       1.03%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    2.30%       2.45%       2.34%
-----------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                CALIFORNIA TAX-FREE MONEY MARKET
                                                    FUND (CONT.)    GOVERNMENT MONEY MARKET FUND (2)
                                                 CLASS A (CONT.)                             CLASS A
                              ----------------------------------  ----------------------------------
                                    NINE                          (UNAUDITED)
                                  MONTHS                          SIX MONTHS              SIX MONTHS
                                   ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED
                               SEPT. 30,    DEC. 31,    DEC. 31,   SEPT. 30,   MARCH 31,   MARCH 31,
                                1996 (3)        1995        1994        1998        1998    1997 (1)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02        0.03        0.02        0.02        0.05        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.03        0.02        0.02        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.03)      (0.02)      (0.02)      (0.05)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.03)      (0.02)      (0.02)      (0.05)      (0.02)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.04%       3.23%       2.28%       2.44%       4.93%       2.32%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $1,161,431  $1,031,004    $869,745     $65,339     $76,868     $60,224
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.65%       0.65%       0.62%       0.75%       0.75%       0.75%
  Ratio of net investment
    income to average net
    assets                         2.69%       3.18%       2.26%       4.82%       4.83%       4.62%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.02%       1.01%       1.08%       0.90%       1.00%       1.00%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         2.32%       2.82%       1.80%       4.67%       4.58%       4.37%
----------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               GOVERNMENT MONEY MARKET FUND (2)
                                                                                        (CONT.)
                                                                                CLASS A (CONT.)
                                                             ----------------------------------
                                                             YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                              SEPT. 30,   SEPT. 30,   SEPT. 30,
                                                                   1996        1995        1994
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.05        0.05        0.03
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.05        0.05        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.05)      (0.05)      (0.03)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.05)      (0.05)      (0.03)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     4.75%       5.22%       3.16%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $65,036    $109,368    $194,276
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.77%       0.79%       0.77%
  Ratio of net investment income to average net assets            4.74%       5.08%       3.07%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.80%       0.81%       0.79%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    4.71%       5.06%       3.05%
-----------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                   MONEY MARKET FUND
                                                                                             CLASS A
                              ----------------------------------------------------------------------
                              (UNAUDITED)                               NINE
                              SIX MONTHS              SIX MONTHS      MONTHS
                                   ENDED  YEAR ENDED       ENDED       ENDED  YEAR ENDED  YEAR ENDED
                               SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,    DEC. 31,    DEC. 31,
                                    1998        1998    1997 (1)    1996 (3)        1995        1994
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02        0.05        0.02        0.03        0.05        0.04
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.05        0.02        0.03        0.05        0.04
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.05)      (0.02)      (0.03)      (0.05)      (0.04)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.05)      (0.02)      (0.03)      (0.05)      (0.04)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.48%       5.07%       2.36%       3.55%       5.34%       3.74%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $7,538,160  $6,711,584  $4,640,148  $3,799,908  $2,892,621  $2,343,942
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.75%       0.75%       0.75%       0.75%       0.75%       0.69%
  Ratio of net investment
    income to average net
    assets                         4.91%       4.95%       4.71%       4.66%       5.13%       4.12%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.92%       0.93%       0.90%       0.88%       0.83%       0.89%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.74%       4.77%       4.56%       4.53%       5.05%       3.92%
----------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                              MONEY MARKET FUND
                                                                                        CLASS S
                                                             ----------------------------------
                                                             (UNAUDITED)
                                                             SIX MONTHS              SIX MONTHS
                                                                  ENDED  YEAR ENDED       ENDED
                                                              SEPT. 30,   MARCH 31,   MARCH 31,
                                                                   1998        1998    1997 (1)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.02        0.04        0.02
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.02        0.04        0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.02)      (0.04)      (0.02)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.02)      (0.04)      (0.02)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     2.14%       4.37%       2.02%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $1,081,713    $951,172    $707,781
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         1.42%       1.42%       1.43%
  Ratio of net investment income to average net assets            4.24%       4.28%       4.02%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    1.63%       1.62%       1.56%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    4.03%       4.08%       3.89%
-----------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(5) THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                   MONEY MARKET FUND
                                             (CONT.)             NATIONAL TAX-FREE MONEY MARKET FUND
                                     CLASS S (CONT.)                                         CLASS A
                              ----------------------  ----------------------------------------------
                                    NINE              (UNAUDITED)
                                  MONTHS      PERIOD  SIX MONTHS              SIX MONTHS      PERIOD
                                   ENDED       ENDED       ENDED  YEAR ENDED       ENDED       ENDED
                               SEPT. 30,    DEC. 31,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,
                                1996 (3)    1995 (2)        1998        1998    1997 (1)    1996 (4)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.03        0.03        0.01        0.03        0.01        0.01
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.03        0.03        0.01        0.03        0.01        0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.03)      (0.03)      (0.01)      (0.03)      (0.01)      (0.01)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.03)      (0.03)      (0.01)      (0.03)      (0.01)      (0.01)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      3.03%       2.73%       1.39%       2.93%       1.36%       1.51%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $699,231    $618,899     $59,645     $59,293     $35,253      $4,975
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.42%       1.43%       0.70%     0.70%(5)    0.64%(5)    0.62%(5)
  Ratio of net investment
    income to average net
    assets                         3.98%       4.40%       2.75%     2.87%(5)    2.68%(5)    2.71%(5)
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.55%       1.53%       0.99%     1.13%(5)    1.58%(5)    3.56%(5)
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         3.85%       4.30%       2.46%     2.44%(5)    1.74%(5)      (0.23)%(5)
----------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(5) THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                              NATIONAL TAX-FREE
                                                                              MONEY MARKET FUND
                                                                                        (CONT.)
                                                                            INSTITUTIONAL CLASS
                                                                         ----------------------
                                                                         (UNAUDITED)
                                                                         SIX MONTHS      PERIOD
                                                                              ENDED       ENDED
                                                                          SEPT. 30,   MARCH 31,
                                                                               1998    1998 (2)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.02        0.01
  Net realized gain (loss) on investments                                      0.00        0.00
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               0.02        0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.02)      (0.01)
  Distributions from net realized gain                                         0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.02)      (0.01)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 1.59%       0.91%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                          $26,746     $54,302
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.30%       0.30%
  Ratio of net investment income to average net assets                        3.13%       3.05%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         0.61%       0.52%
Ratio of net investment income (loss) to average net assets prior to
  waived fees and reimbursed expenses                                         2.82%       2.83%
-----------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                         PRIME MONEY MARKET FUND (3)
                                                                     CLASS A    ADMINISTRATIVE CLASS
                              ----------------------------------------------  ----------------------
                              (UNAUDITED)                                     (UNAUDITED)
                              SIX MONTHS              SIX MONTHS              SIX MONTHS      PERIOD
                                   ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED       ENDED
                               SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,
                                    1998        1998    1997 (1)    1996 (4)        1998    1998 (2)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02        0.05        0.02        0.05        0.03        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.05        0.02        0.05        0.03        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.05)      (0.02)      (0.05)      (0.03)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.05)      (0.02)      (0.05)      (0.03)      (0.02)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.52%       5.24%       2.49%       5.09%       2.66%       1.57%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $581,549    $592,317    $277,044    $264,900    $599,970    $600,975
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.68%       0.61%       0.55%       0.55%       0.42%       0.40%
  Ratio of net investment
    income to average net
    assets                         4.97%       5.11%       4.95%       5.06%       5.24%       5.34%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.78%       0.83%       0.75%       0.68%       0.56%       0.55%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.87%       4.89%       4.75%       4.93%       5.10%       5.19%
----------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    PRIME MONEY MARKET FUND (3)
                                                                                        (CONT.)
                                                                            INSTITUTIONAL CLASS
                                                             ----------------------------------
                                                             (UNAUDITED)
                                                             SIX MONTHS              SIX MONTHS
                                                                  ENDED  YEAR ENDED       ENDED
                                                              SEPT. 30,   MARCH 31,   MARCH 31,
                                                                   1998        1998    1997 (1)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.03        0.05        0.03
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.03        0.05        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.03)      (0.05)      (0.03)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.03)      (0.05)      (0.03)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     2.74%       5.58%       2.64%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $925,807    $802,511    $538,195
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.25%       0.25%       0.25%
  Ratio of net investment income to average net assets            5.41%       5.46%       5.25%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.40%       0.41%       0.38%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    5.26%       5.30%       5.12%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
(3) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                 PRIME MONEY MARKET FUND (3) (CONT.)
                                 INSTITUTIONAL CLASS                                   SERVICE CLASS
                                             (CONT.)  ----------------------------------------------
                              ----------------------  (UNAUDITED)
                                              PERIOD  SIX MONTHS              SIX MONTHS
                              YEAR ENDED       ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               SEPT. 30,   SEPT. 30,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,
                                    1996    1995 (2)        1998        1998    1997 (1)        1996
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.01        0.03        0.05        0.03        0.05
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.01        0.03        0.05        0.03        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.01)      (0.03)      (0.05)      (0.03)      (0.05)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.01)      (0.03)      (0.05)      (0.03)      (0.05)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.39%     5.65%**       2.64%       5.37%       2.54%       5.19%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $423,959     $30,606    $825,676    $653,693    $626,105    $740,760
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.25%       0.26%       0.45%       0.45%       0.45%       0.45%
  Ratio of net investment
    income to average net
    assets                         5.33%       5.67%       5.21%       5.24%       5.04%       5.14%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.60%       0.69%       0.68%       0.65%       0.60%       0.62%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.98%       5.24%       4.98%       5.04%       4.89%       4.97%
----------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
(3) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             PRIME MONEY MARKET
                                                                               FUND (3) (CONT.)
                                                                          SERVICE CLASS (CONT.)
                                                                         ----------------------
                                                                                     SIX MONTHS
                                                                         YEAR ENDED       ENDED
                                                                          SEPT. 30,   SEPT. 30,
                                                                               1995    1994 (4)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.05        0.02
  Net realized gain (loss) on investments                                      0.00        0.00
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.05)      (0.02)
  Distributions from net realized gain                                         0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.05)      (0.02)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 5.60%        3.71%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $614,101    $565,305
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.41%       0.41%
  Ratio of net investment income to average net assets                        5.47%       3.67%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         0.68%       0.89%
Ratio of net investment income (loss) to average net assets prior to
  waived fees and reimbursed expenses                                         5.20%       3.19%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                 TREASURY PLUS MONEY MARKET FUND (2)
                                                                     CLASS A    ADMINISTRATIVE CLASS
                              ----------------------------------------------  ----------------------
                              (UNAUDITED)                                     (UNAUDITED)
                              SIX MONTHS              SIX MONTHS              SIX MONTHS      PERIOD
                                   ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED       ENDED
                               SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,
                                    1998        1998    1997 (1)    1996 (5)        1998    1998 (6)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02        0.05        0.02        0.05        0.03        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.05        0.02        0.05        0.03        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.05)      (0.02)      (0.05)      (0.03)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.05)      (0.02)      (0.05)      (0.03)      (0.02)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.45%       5.06%       2.42%       4.95%       2.57%       1.52%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $581,266    $381,594     $66,486     $53,706    $121,534    $176,942
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.65%       0.62%       0.55%       0.55%       0.41%       0.40%
  Ratio of net investment
    income to average net
    assets                         4.85%       4.93%       4.81%       4.96%       5.08%       5.17%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.78%       0.85%       0.75%       0.67%       0.58%       0.56%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.72%       4.70%       4.61%       4.84%       4.91%       5.01%
----------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             TREASURY PLUS MONEY MARKET FUND(2)
                                                                                        (CONT.)
                                                                                        CLASS E
                                                             ----------------------------------
                                                             (UNAUDITED)
                                                             SIX MONTHS                  PERIOD
                                                                  ENDED  YEAR ENDED       ENDED
                                                              SEPT. 30,   MARCH 31,   MARCH 31,
                                                                   1998        1998    1997 (3)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.02        0.05        0.00
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.02        0.05        0.00
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.02)      (0.05)       0.00
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.02)      (0.05)       0.00
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     2.45%       4.99%       0.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $641,109    $715,554    $820,657
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.65%       0.65%       0.65%
  Ratio of net investment income to average net assets            4.85%       4.87%       4.86%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.77%       0.84%       0.88%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    4.73%       4.68%       4.63%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                             TREASURY PLUS MONEY MARKET FUND (2) (CONT.)
                                                                     INSTITUTIONAL CLASS
                              ----------------------------------------------------------
                              (UNAUDITED)
                              SIX MONTHS              SIX MONTHS                  PERIOD
                                   ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED
                               SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                    1998        1998    1997 (1)        1996    1995 (4)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.03        0.05        0.03        0.05        0.01
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.03        0.05        0.03        0.05        0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.03)      (0.05)      (0.03)      (0.05)      (0.01)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.03)      (0.05)      (0.03)      (0.05)      (0.01)
                              ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.66%       5.41%       2.58%       5.26%     5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $489,467    $501,494    $449,647    $540,689     $36,443
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.25%       0.25%       0.25%       0.25%       0.26%
  Ratio of net investment
    income to average net
    assets                         5.25%       5.28%       5.11%       5.21%       5.42%
----------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.40%       0.40%       0.39%       0.59%       0.69%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         5.10%       5.13%       4.97%       4.87%       4.99%
----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            TREASURY PLUS MONEY
                                                                                MARKET FUND (2)
                                                                                        (CONT.)
                                                                                  SERVICE CLASS
                                                                         ----------------------
                                                                         (UNAUDITED)
                                                                         SIX MONTHS
                                                                              ENDED  YEAR ENDED
                                                                          SEPT. 30,   MARCH 31,
                                                                               1998        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.02        0.05
  Net realized gain (loss) on investments                                      0.00        0.00
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.02)      (0.05)
  Distributions from net realized gain                                         0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.02)      (0.05)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 2.56%       5.20%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $570,813    $367,111
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.45%       0.45%
  Ratio of net investment income to average net assets                        5.05%       5.07%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         0.68%       0.65%
Ratio of net investment income (loss) to average net assets prior to
  waived fees and reimbursed expenses                                         4.82%       4.87%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                 TREASURY PLUS MONEY MARKET FUND (2) (CONT.)
                                                       SERVICE CLASS (CONT.)
                              ----------------------------------------------
                              SIX MONTHS                          SIX MONTHS
                                   ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               MARCH 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,
                                1997 (1)        1996        1995    1994 (3)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02        0.05        0.05        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.05)      (0.05)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.05)      (0.05)      (0.02)
                              ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.47%       5.03%       5.42%     3.75%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $483,401  $1,340,325  $1,001,707    $690,630
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%       0.45%       0.42%       0.43%
  Ratio of net investment
    income to average net
    assets                         4.91%       4.98%       5.32%       3.72%
----------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.61%       0.60%       0.66%       0.90%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.75%       4.83%       5.08%       3.25%
----------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and is currently comprised of thirty-three separate series. These financial statements represent the California Tax-Free Money Market, Government Money Market, Money Market, National Tax-Free Money Market, Prime Money Market and Treasury Plus Money Market Funds (each, a "Fund", collectively, the "Funds"), each, with the exception of the California Tax-Free Money Market Fund, a diversified series of the Company. The California Tax-Free Money Market Fund is a non-diversified series of the Company.
  Prior to August 1, 1998 the California Tax-Free Money Market, Government Money Market, Money Market, National Tax-Free Money Market, Prime Money Market and Treasury Plus Money Market Funds were known as the "California Tax-Free Money Market Mutual", "Government Money Market Mutual", "Money Market Mutual", "National Tax-Free Money Market Mutual", "Prime Money Market Mutual" and "Treasury Money Market Mutual" Funds, respectively.
  At a meeting held on July 23, 1997, the Boards of Directors of Overland Express Funds, Inc. ("Overland") and the Company approved a consolidation agreement providing for the transfer of the assets and liabilities of each Overland fund to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund (the "Consolidation"). The Consolidation was subsequently approved by Overland shareholders. As a result of this Consolidation, effective at the close of business on December 12, 1997, the Stagecoach California Tax-Free Money Market, Stagecoach National Tax-Free Money Market, Stagecoach Prime Money Market and Stagecoach Treasury Plus Money Market Funds acquired all of the assets and assumed all of the liabilities of the Overland California Tax-Free Money Market, Overland National Tax-Free Institutional Money Market, Overland Money Market and Overland U.S. Treasury Money Market Funds, respectively. All acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund.
  At the time of the Consolidation, the National Tax-Free Money Market Fund, structured as a "feeder" Fund in a "master-feeder" structure, was restructured to invest directly in a portfolio of securities, rather than to invest in portfolio securities through a "master" portfolio (the "Master Portfolio"). The Master

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

Portfolio distributed all of its assets and liabilities in-kind to its interestholders and wound up its affairs (the "Dissolution"). The Dissolution occurred at the close of business on December 12, 1997.
  At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Government Money Market, Prime Money Market and Treasury Plus Money Market Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Government Money Market, Prime Money Market and Treasury Money Market Funds, respectively (collectively, the "Predecessor Funds"). Additionally, the Stagecoach Money Market Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Money Market and Asset Preservation Funds. These acquisitions were accomplished in separate exchanges for shares of the respective Fund. All performance and financial data for the Government Money Market and Treasury Plus Money Market Funds for periods prior to September 6, 1996 refers to the Predecessor Funds.
  The Money Market Fund offers Class A and Class S shares. The Prime Money Market and Treasury Plus Money Market Funds offer Class A, Administrative Class, Institutional Class, and Service Class shares. The Treasury Plus Money Market Fund also offers Class E shares. The National Tax-Free Money Market Fund offers Class A and Institutional Class shares. The California Tax-Free Money Market and Government Money Market Funds offer a single class of shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Funds invest only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 1998. The following Funds had net capital loss carryforwards at September 30, 1998:

                                                       YEAR    CAPITAL LOSS
FUND                                                EXPIRES   CARRYFORWARDS
---------------------------------------------------------------------------
California Tax-Free Money Market Fund                  2002   $      92,680
                                                       2003          31,569
                                                       2005         144,877
                                                       2006          33,505
Money Market Fund                                      2003         355,450
National Tax-Free Money Market Fund                    2003           6,351
                                                       2004             437
                                                       2006           3,692

  Any net capital loss carryforwards from Pacifica and Overland are included in the Funds' carryforwards as shown above. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts with the Funds, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

                                                       % OF AVERAGE DAILY
FUND                                                           NET ASSETS
-------------------------------------------------------------------------
California Tax-Free Money Market Fund                                0.50
Government Money Market Fund                                         0.25

Money Market Fund                                                    0.40
National Tax-Free Money Market Fund                                  0.30

Prime Money Market Fund                                              0.25
Treasury Plus Money Market Fund                                      0.25

  On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of the Funds' average daily net assets up to $960 million and 0.04% of the Funds' average daily net assets in excess of $960 million. WCM's minimum annual fee is $120,000 for each Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

  The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.
  The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at the following annual rates:

                                                     % OF AVERAGE DAILY NET ASSETS
                           -------------------------------------------------------
                                                                          CLASS S/
                                       ADMINISTRATIVE         INSTITUTIONAL   SERVICE
FUND                         CLASS A*       CLASS    CLASS E      CLASS      CLASS
----------------------------------------------------------------------------------
California Tax-Free Money
  Market Fund                    0.10         N/A        N/A        N/A        N/A
Government Money Market
  Fund                           0.10         N/A        N/A        N/A        N/A

Money Market Fund                0.10         N/A        N/A        N/A       0.10
National Tax-Free Money
  Market Fund                    0.10         N/A        N/A       0.02        N/A

Prime Money Market Fund          0.10        0.02        N/A       0.02       0.10
Treasury Plus Money
  Market Fund                    0.10        0.02       0.10       0.02       0.10

 * INCLUDES FUNDS WITH A SINGLE CLASS.

  The transfer agency fees paid on behalf of the Funds for the six months ended September 30, 1998 were as follows:

                                                                          CLASS S/
                                       ADMINISTRATIVE         INSTITUTIONAL   SERVICE
FUND                          CLASS A       CLASS    CLASS E      CLASS      CLASS
----------------------------------------------------------------------------------
Money Market Fund          $3,556,488         N/A        N/A        N/A  $ 534,350
National Tax-Free Money
  Market Fund                  31,600         N/A        N/A  $   4,756        N/A

Prime Money Market Fund       298,018  $   61,058        N/A     85,109    327,072
Treasury Plus Money
  Market Fund                 224,848      14,755  $ 331,766     49,960    210,889

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

  Transfer agency fees for the California Tax-Free Money Market and Government Money Market Funds for the six months ended September 30, 1998, are disclosed in the Statement of Operations.
  The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at the following annual rates:

                                                  % OF AVERAGE DAILY NET ASSETS
                                 ----------------------------------------------
                                                                       CLASS S/
                                              ADMINISTRATIVE            SERVICE
FUND                                CLASS A*       CLASS    CLASS E       CLASS
-------------------------------------------------------------------------------
California Tax-Free Money
  Market Fund                           0.30         N/A        N/A         N/A
Government Money Market Fund            0.25         N/A        N/A         N/A

Money Market Fund                       0.30         N/A        N/A        0.25
National Tax-Free Money Market
  Fund                                  0.25         N/A        N/A         N/A

Prime Money Market Fund                 0.30        0.15        N/A        0.20
Treasury Plus Money Market Fund         0.30        0.15       0.30        0.20

 * INCLUDES FUNDS WITH A SINGLE CLASS.

  The shareholder servicing fees paid on behalf of the Funds for the six months ended September 30, 1998 were as follows:

                                                                       CLASS S/
                                              ADMINISTRATIVE            SERVICE
FUND                                 CLASS A       CLASS    CLASS E       CLASS
-------------------------------------------------------------------------------
Money Market Fund                $10,669,468         N/A        N/A  $1,294,633
Prime Money Market Fund              894,055  $  457,766        N/A     654,144

Treasury Plus Money Market Fund      674,545     110,636  $ 995,300     421,778

  Shareholder servicing fees for the California Tax-Free Money Market, Government Money Market and National Tax-Free Money Market Funds for the six months ended September 30, 1998 are disclosed in the Statement of Operations.
  The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.
  The Company has adopted separate Distribution Plans for Class A shares of the Funds, Class E shares of the Treasury Plus Money Market Fund and Class S shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

(each, a "Plan"). The Plans for the California Tax-Free Money Market Fund and the Class A shares of the Money Market Fund provide that such Funds may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to such shares. These Plans for the Class A shares provide only for reimbursement of actual expenses. The Plans for the Class A shares of the Government Money Market, National Tax-Free Money Market, Prime Money Market and Treasury Plus Money Market Funds provide that such Funds may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to such shares.
  Under the Plan for Class S shares of the Money Market Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.75% of the average daily net assets attributable to its Class S shares.
  Under the Plan for Class E shares of the Treasury Plus Money Market Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares.
  Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  Distribution fees paid on behalf of the Funds for the six months ended September 30, 1998 were as follows:

FUND                                                         CLASS A    CLASS E       CLASS S
---------------------------------------------------------------------------------------------
Money Market Fund                                          $  48,371        N/A  $  3,883,899
Treasury Plus Money Market Fund                               12,962         $0           N/A

  Distribution fees for the California Tax-Free Money Market, Government Money Market, National Tax-Free Money Market and Prime Money Market Funds for the six months ended September 30, 1998 are disclosed in the Statement of Operations.

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

  The registration fees paid on behalf of the Funds for the six months ended September 30, 1998 were as follows:

                                                                          CLASS S/
                                       ADMINISTRATIVE         INSTITUTIONAL   SERVICE
FUND                          CLASS A       CLASS    CLASS E      CLASS      CLASS
----------------------------------------------------------------------------------
Money Market Fund          $  146,171         N/A        N/A        N/A  $  60,120
National Tax-Free Money
  Market Fund                  20,055         N/A        N/A  $  13,035        N/A

Prime Money Market Fund        29,079  $   60,165        N/A     40,110     30,082
Treasury Plus Money
  Market Fund                  10,027      30,081  $  10,027     10,027     10,027

  Registration fees for the California Tax-Free Money Market and Government Money Market Funds for the six months ended September 30, 1998 are disclosed in the Statement of Operations.

WAIVED FEES AND REIMBURSED EXPENSES
  The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the period ended September 30, 1998 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1998, Stephens owned 108,813 shares of the California Tax-Free Money Market Fund, 26 shares of the Government Money Market Fund, 12,673 shares of the Money Market Fund, 260 shares of the National Tax-Free Money Market Fund, 1,538,854 shares of the Prime Money Market Fund and 140,046 shares of the Treasury Plus Money Market Fund.

3. CAPITAL SHARE TRANSACTIONS
  As of September 30, 1998, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1998, each Fund was authorized to issue 10 billion shares of $0.001 par value capital stock for each class of shares.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

  Capital share transactions for the Funds were as follows:

                                                           CALIFORNIA TAX-FREE MONEY
                                                                         MARKET FUND
                                                      ------------------------------
                                                         (UNAUDITED)         FOR THE
                                                         FOR THE SIX      YEAR ENDED
                                                        MONTHS ENDED       MARCH 31,
                                                      SEPT. 30, 1998        1998 (1)
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                               1,762,690,634   2,490,900,820
  Shares issued in reinvestment of dividends              24,669,412      43,220,033
  Shares redeemed -- Class A                          (1,838,312,924) (1,799,455,338)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                (50,952,878)    734,665,515

(1) "SHARES SOLD" INCLUDES 364,044,218 AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND CALIFORNIA TAX-FREE MONEY MARKET FUND.

                                                        GOVERNMENT MONEY MARKET FUND
                                                      ------------------------------
                                                         (UNAUDITED)
                                                         FOR THE SIX         FOR THE
                                                        MONTHS ENDED      YEAR ENDED
                                                      SEPT. 30, 1998  MARCH 31, 1998
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                  93,418,342     199,262,173
  Shares issued in reinvestment of dividends                 896,492       1,543,518
  Shares redeemed -- Class A                            (105,848,785)   (184,162,738)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                (11,533,951)     16,642,953

                                                                   MONEY MARKET FUND
                                                      ------------------------------
                                                         (UNAUDITED)
                                                         FOR THE SIX         FOR THE
                                                        MONTHS ENDED      YEAR ENDED
                                                      SEPT. 30, 1998  MARCH 31, 1998
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                               2,823,931,652   4,063,073,840
  Shares issued in reinvestment of dividends --
    Class A                                              169,460,507     255,837,441
  Shares redeemed -- Class A                          (2,166,953,712) (2,247,997,951)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                826,438,447   2,070,913,330
  Shares sold -- Class S                               1,127,405,638   1,708,294,353
  Shares issued in reinvestment of dividends --
    Class S                                               21,395,167      35,725,154
  Shares redeemed -- Class S                          (1,018,279,890) (1,500,695,653)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS S                                                130,520,915     243,323,854

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

                                                      NATIONAL TAX-FREE MONEY MARKET
                                                                                FUND
                                                      ------------------------------
                                                         (UNAUDITED)         FOR THE
                                                         FOR THE SIX      YEAR ENDED
                                                        MONTHS ENDED       MARCH 31,
                                                      SEPT. 30, 1998        1998 (2)
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                 135,918,933     243,931,477
  Shares issued in reinvestment of dividends --
    Class A                                                  842,890         999,129
  Shares redeemed -- Class A                            (136,409,360)   (220,887,156)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                    352,463      24,043,450
  Shares sold -- Institutional Class(1)                  240,620,313     436,296,534
  Shares issued in reinvestment of dividends --
    Institutional Class(1)                                   129,209         226,125
  Shares redeemed -- Institutional Class(1)             (268,306,279)   (382,213,633)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS(1)                                 (27,556,757)     54,309,026

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) "SHARES SOLD" INCLUDES 65,805,624 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

                                                             PRIME MONEY MARKET FUND
                                                      ------------------------------
                                                         (UNAUDITED)         FOR THE
                                                         FOR THE SIX      YEAR ENDED
                                                        MONTHS ENDED       MARCH 31,
                                                      SEPT. 30, 1998        1998 (2)
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                               2,215,555,628   2,095,335,772
  Shares issued in reinvestment of dividends --
    Class A                                                4,622,094       3,165,358
  Shares redeemed -- Class A                          (2,230,957,143) (1,783,218,311)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                (10,779,421)    315,282,819
  Shares sold -- Administrative Class(1)                 890,473,489   1,388,224,676
  Shares issued in reinvestment of dividends --
    Administrative Class(1)                               15,049,612       9,420,477
  Shares redeemed -- Administrative Class(1)            (906,539,934)   (796,735,143)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  ADMINISTRATIVE CLASS(1)                                 (1,016,833)    600,910,010
  Shares sold -- Institutional Class                   2,539,311,384   2,512,557,618
  Shares issued in reinvestment of dividends --
    Institutional Class                                    8,205,210       8,027,719
  Shares redeemed -- Institutional Class              (2,424,236,834) (2,256,346,296)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                    123,279,760     264,239,041
  Shares sold -- Service Class                         1,239,666,821   2,169,506,710
  Shares issued in reinvestment of dividends --
    Service Class                                          7,773,160       1,912,601
  Shares redeemed -- Service Class                    (1,075,467,669) (2,143,905,641)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  SERVICE CLASS                                          171,972,312      27,513,670

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) "SHARES SOLD" INCLUDES 524,867,072 FOR CLASS A SHARES AND 878,274,456 FOR ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND MONEY MARKET FUND.

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

                                                          TREASURY PLUS MONEY MARKET
                                                                                FUND
                                                      ------------------------------
                                                         (UNAUDITED)         FOR THE
                                                         FOR THE SIX      YEAR ENDED
                                                        MONTHS ENDED       MARCH 31,
                                                      SEPT. 30, 1998        1998 (2)
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                               1,081,309,546   1,005,879,507
  Shares issued in reinvestment of dividends --
    Class A                                                2,161,851       1,522,843
  Shares redeemed -- Class A                            (883,807,250)   (692,284,609)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                199,664,147     315,117,741
  Shares sold -- Administrative Class(1)                 109,208,132     267,085,382
  Shares issued in reinvestment of dividends --
    Administrative Class(1)                                3,809,439       2,351,192
  Shares redeemed -- Administrative Class(1)            (168,429,144)    (92,508,918)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  ADMINISTRATIVE CLASS(1)                                (55,411,573)    176,927,656
  Shares sold -- Class E                                 624,324,787   1,732,685,998
  Shares issued in reinvestment of dividends --
    Class E                                                        0               0
  Shares redeemed -- Class E                            (698,787,438) (1,837,799,382)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS E                                                (74,462,651)   (105,113,384)
  Shares sold -- Institutional Class                   1,144,914,381   1,810,109,209
  Shares issued in reinvestment of dividends --
    Institutional Class                                    2,795,464       3,525,822
  Shares redeemed -- Institutional Class              (1,159,747,327) (1,761,788,362)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                    (12,037,482)     51,846,669
  Shares sold -- Service Class                         2,021,662,608   2,944,938,308
  Shares issued in reinvestment of dividends --
    Service Class                                          2,235,917       1,738,759
  Shares redeemed -- Service Class                    (1,820,202,498) (3,062,972,733)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  SERVICE CLASS                                          203,696,027    (116,295,666)

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) "SHARES SOLD" INCLUDES 354,332,437 FOR CLASS A SHARES AND 206,192,634 FOR ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND U.S. TREASURY MONEY MARKET FUND.

                                                           LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FRN               --   Floating Rate Notes
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
LP                --   Limited Partnership
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MTN               --   Medium Term Note
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.



STAGECOACH FUNDS-Registered
                 Trademark-
P.O. Box 7066
San Francisco, CA 94120-7066

DATED MATERIAL
PLEASE EXPEDITE



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